UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3814

Reserve New York Municipal Money-Market Trust
(Exact name of registrant as specified in charter)

1250 Broadway New York, NY			10001-3701
(Address of principal executive offices)			(Zip code)

Christina M. Massaro 1250 Broadway New York, NY 10001-3701
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2008

Item 1.        Annual Reports to Shareholders

Annual Report

May 31, 2008

Interstate Tax-Exempt Fund

California Municipal Money-Market Fund

Connecticut Municipal Money-Market Fund

Florida Municipal Money-Market Fund

Massachusetts Municipal Money-Market Fund

Michigan Municipal Money-Market Fund

New Jersey Municipal Money-Market Fund

Ohio Municipal Money-Market Fund

Pennsylvania Municipal Money-Market Fund

Virginia Municipal Money-Market Fund
of The Reserve Municipal Money-Market Trust II

New York Municipal Money-Market Fund
of The Reserve New York Municipal Money-Market Trust

Arizona Municipal Money-Market Fund

Louisiana Municipal Money-Market Fund

Minnesota Municipal Money-Market Fund
of The Reserve Municipal Money-Market Trust

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General Information and 24-Hour Yield and Balance Information

1250 Broadway, New York, NY 10001-3701 ■ 212-401-5500 ■ 800-637-1700 ■ www.TheR.com

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor — Resrv Partners, Inc. RTET-WO/ANNUAL 5/08

Bruce R. Bent
Chairman & CEO
The Reserve

July 28, 2008

The World's Most Experienced Money Fund ManagerSM

After a recent speech a questioner asked what I would do if I was appointed Chairman of the Federal Reserve. I responded that I would immediately resign and go back to being Chairman of The Reserve. Here is why. We are at the flex point in our economy. Inflation pressures that were apparent last summer are still present. Because of the crisis of confidence that emerged last year, inflation fighting was put on hold, interest rates were dropped to protect the valuation of securities and therefore the integrity of investment banks, commercial banks and some money market mutual funds too as it worked out. Unfortunately, the crisis of confidence is not over but the market has improved dramatically.

Many dangerously Structured Investment Vehicles (SIVs) were folded by their sponsors which had the effect of taking matches from children that had proved themselves unworthy of the responsibility, underscoring my earlier points that not anyone can run a money fund. One year has passed since the subprime and SIV crisis shook the foundation of our markets, which has investors questioning the safety of their money funds. Good!

We are pleased to report that you, and the markets in general, have embraced the very concept and foundation on which The Reserve was founded, an unwavering discipline focused on protecting your principal, providing daily liquidity and transparency, and all the while boring you into a sound sleep. Experience has prevailed and as a result, The Reserve's assets grew by nearly 100%, or $61 billion, over the past year.

Thank you for the trust you have placed in us as your cash manager and in helping us be the fastest organically growing money fund company, ranked among the largest U.S. money fund managers (those with at least $40 billion in assets) in 2005, 2006 and again in 2007.* Please let us know your comments and suggestions as to how we can serve you better.

Bruce Bent
Chairman & CEO

*Source: Crane Data. Ranking is based upon an analysis of 82 money market fund families that Crane Data covers as part of their Money Market Intelligence report from May 31, 2007 to May 31, 2008.

There is no other company in the world that has managed money market funds longer than The Reserve, the largest investment manager dedicated entirely to cash and money fund management. Since creating the money fund industry in 1971, The Reserve's Founder and Chairman, Bruce R. Bent, has actively participated in the daily management of the company and regularly educates the markets on money funds and our original tenets of safety of principal, daily liquidity, and a reasonable rate of return.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—98.6%	Value (Note 1)
	ALABAMA—0.1%
$1,000,000	Stevenson IDA for Mead Corporation Project, Series B, 1.64%, 4/1/33(a)	$1,000,000
	ARKANSAS—0.1%
1,125,000	University of Arkansas Revenue for Student Fee-U of A Fort Smith, 5.00%, 12/1/08	1,141,598
	ARIZONA—2.4%
165,000	Apache County IDA for Tucson Electric Power, Series 83A, 1.70%, 12/15/18(a)	165,000
2,000,000	Apache County IDA for Tucson Electric Power, Series 83B, 1.55%, 12/15/18(a)	2,000,000
120,000	Apache County IDA for Tucson Electric Power, Series 83C, 1.70%, 12/15/18(a)	120,000
185,000	Arizona HCF for Catholic West, Series B, 2.15%-3.61%, 7/1/35(a)	185,000
4,970,000	Arizona HCF for The Terraces, 1.63%, 12/1/37(a)	4,970,000
15,080,000	Arizona HFA for Banner Health System, Series A, 1.95%, 1/1/29(a)	15,080,000
2,020,000	Arizona Sports & Tourism Authority, Multipurpose Stadium, 1.65%, 7/1/36(a)	2,020,000
170,000	Arizona State University Revenue, Series A, 1.75, 7/1/34(a)	170,000
470,000	Coconino County IDA for Scuff Steel Project, 1.73%, 3/1/27(a)	470,000
570,000	Maricopa County IDA MHR for Las Gardenias Apartments, Series A, 1.85%, 4/15/33(a)	570,000
70,000	Maricopa County IDA MHR for San Remo Apartments Project, 1.85%, 9/15/35(a)	70,000
200,000	McAllister Village for Arizona State University Project, 3.63%, 7/1/45(a)	200,000
130,000	Mesa IDA for Discovery Health, Series B, 2.50%, 1/1/29(a)	130,000
380,000	Phoenix Civic Improvement Corp. Wastewater System Revenue for Sr. Lien, Series A, 2.00%, 7/1/23(a)	380,000
170,000	Phoenix IDA for Southwest Human Development Project, 1.63%, 4/1/28(a)	170,000
970,000	Phoenix IDA MHR for Del Mar Terrace Apartments, Series A, 1.55%, 10/1/29(a)	970,000
570,000	Pima County IDA for GNMA MBS Broadway, Series A, 1.62%, 12/1/25(a)	570,000
3,400,000	Pima County IDR for Tucson Electric Power Co., Series 82-A, 1.55%, 12/1/22(a)	3,400,000
460,000	Salt River Pima for Indian Community, 1.55%, 10/1/26(a)	460,000
136,000	Scottsdale IDA for Notre Dame School, Series A, 1.60%, 5/1/21(a)	136,000
100,000	Temple IDA for ASUF Brickyard LLC Project, Series A, 1.55%, 7/1/34(a)	100,000
185,000	Yavapai County IDA HRB for Yavapai Regional Medical Center, Series B, 1.62%-3.55%, 12/1/26(a)	185,000
970,000	Yavapai County IDA SWD for Allied Waste North America, Series A, 1.63%, 12/1/17(a)	970,000
170,000	Yuma IDA MHR for El Encanto Apartments Project, 1.56%, 4/15/33(a)	170,000
		33,661,000
	CALIFORNIA—11.3%
1,000,000	ABAG Financial Authority for Nonprofit Corporations MFH for Colma Bart Apartments, Series A, 1.55%,11/15/35(a)	1,000,000
2,100,000	Bay Area Toll Authority for San Francisco Area Series A, 2.58%, 4/1/36(a)	2,100,000
25,000,000	Bay Area Toll Authority for San Francisco Area Series A-1, 2.53%, 4/1/47(a)	25,000,000
2,000,000	Bay Area Toll Authority for San Francisco Area Series C, 2.53%, 4/1/45(a)	2,000,000
2,735,000	Bay Area Toll Authority for San Francisco Area Series C-1, 2.75%, 4/1/47(a)	2,735,000
13,000,000	California HFA for Home Mortgage, Series F, 6.50%, 2/1/33(a)	13,000,000
1,000,000	California HFA for Home Mortgage, Series R, 2.60%, 8/1/32(a)	1,000,000
1,575,000	California HFA, Series P, 1.65%, 2/1/27(a)	1,575,000
2,120,000	California Infrastructure EDA for M.A. Silver Corks USA LLC Project, 1.55%, 9/1/32(a)	2,120,000
22,000,000	California State RANS, 4.00%, 6/30/08	22,010,783
135,000	California Statewide CDA for Masters College, 1.35%, 2/1/32(a)	135,000
2,000,000	California Statewide CDA for Touro University Project, 1.50%, 9/1/29(a)	2,000,000
4,900,000	California Statewide CDA IDR for Del Mesa Farms Project, Series A, 1.55%, 5/1/19(a)	4,900,000
1,300,000	California Statewide CDA MFH for Avian Glen Apartments Project, Series 00, 1.60%, 8/1/39(a)	1,300,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	CALIFORNIA (Continued)
$1,400,000	California Statewide CDA MFH for Stoneridge Elk Grove, Series Q, 1.60%, 10/1/38(a)	$1,400,000
8,500,000	California Statewide CDA, Series A, 1.30%, 3/1/37(a)	8,500,000
5,000,000	Imperial Irrigation, Series A, 1.25%, 6/5/08	5,000,000
2,160,000	Los Angeles CDA COPS for Broadway-Spring Center Project, 1.60%, 7/1/12(a)	2,160,000
9,660,000	Northern California Power Agency Revenue for Hydroelectric No. 1, Series A, 1.70%, 7/1/23(a)	9,660,000
1,000,000	Orange County Local Transportation Authority Sales Tax Revenue, Series A, 5.50%, 2/15/09	1,021,464
11,000,000	Riverside County Asset Leasing Corp. Leasehold Revenue for Southwest Justice Center, Series B, 1.65%, 11/1/32(a)	11,000,000
4,500,000	Roseville Electric System COPS, Series B, 1.60%, 2/1/35(a)	4,500,000
3,400,000	San Diego HDA for Villa Nueva Apartments, Series F, 1.60%, 9/1/39(a)	3,400,000
2,230,000	San Francisco City and County Airports Commission International Terminal, Series 34A, 1.48%, 5/1/29(a)	2,230,000
20,000,000	San Francisco City and County Airports Commission International Terminal, Series 37A, 1.80%, 5/1/19(a)	20,000,000
3,000,000	San Jose MFH for Sunset Square Apartments Project, Series E, 1.60%, 6/1/34(a)	3,000,000
3,600,000	Santa Cruz County MFH for Paloma Del Mar Apartments, Series A, 1.43%, 6/1/22(a)	3,600,000
		156,347,247
	COLORADO—2.0%
6,600,000	Colorado ECFA for Bear Creek School Project, 1.60%, 10/1/32(a)	6,600,000
5,000,000	Colorado ECFA for Northwest University Project, 1.60%, 9/1/37(a)	5,000,000
3,900,000	Colorado ECFA for Rehoboth Christian School, 1.70%, 5/1/37(a)	3,900,000
7,835,000	Colorado HFA for Bethesda Living Centers Projects, 1.60%, 8/15/30(a)	7,835,000
2,120,000	Colorado HFA for Covenant Retirement Community, 1.60%, 12/1/29(a)	2,120,000
1,500,000	Denver City and County Airport, Series C, 1.68%, 11/15/25(a)	1,500,000
200,000	Jefferson County School District GO Bond, 6.25%, 12/15/08	203,320
		27,158,320
	CONNECTICUT—0.5%
1,319,000	Connecticut DAR for Pierce Memorial Baptist Home, 1.50%, 10/1/28(a)	1,319,000
100,000	Connecticut HEFA for Avon Old Farms School , Series B, 1.45%, 7/1/35(a)	100,000
1,500,000	Connecticut HEFA for Greenwich Hospital, 2.30%, 7/1/26(a)	1,500,000
700,000	Connecticut HEFA for Health Care Capital Asset, Series A-1, 1.45%, 7/1/31(a)	700,000
170,000	Connecticut HEFA for Hotchkiss School, Series A, 1.50%, 7/1/30(a)	170,000
75,000	Connecticut HEFA for Lawrence & Memorial Hospital Inc., Series E, 1.45%, 7/1/34(a)	75,000
45,000	Connecticut HEFA for Yale University, Series U, 1.45%, 7/1/33(a)(b)	45,000
180,000	Connecticut HEFA for Yale University, Series X-2, 1.38%, 7/1/37(a)(b)	180,000
815,000	Connecticut HFA Mortgage Financing Program, Series B-3, 1.80%, 11/15/31(a)	815,000
765,000	Connecticut HFA Mortgage Financing Program, Series D-3, 1.80%, 5/15/33(a)	765,000
400,000	Connecticut HFA Mortgage Financing Program, Sub Series E-4, 1.61%, 11/15/27(a)	400,000
275,000	Hartford MHR for Underwood Towers Project, 1.45%, 6/1/20(a)	275,000
		6,344,000
	DELAWARE—1.0%
14,000,000	Delaware State EDA for Hospital Billing & Collection, Series C, 2.50%, 12/1/15	14,000,000
	DISTRICT OF COLUMBIA—0.3%
1,000,000	District of Columbia Multi-Modal GO, Series A, 1.63%, 6/1/15(a)	1,000,000
1,680,000	District of Columbia Revenue for American Associates of Colleges, 1.61%, 7/1/23(a)	1,680,000
955,000	District of Columbia Revenue for Trinity Colleges, 1.63%, 7/1/31(a)	955,000
		3,635,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	FLORIDA—5.9%
$5,985,000	Broward County HCF for John Knox Village Project, 1.60%, 9/1/32(a)	$5,985,000
880,000	Broward County HFA MHR for Palms of Deerfield Beach, 1.75%, 8/15/38(a)	880,000
70,000	Broward County School Board COPS for School Improvements, 1.55%, 7/1/21(a)	70,000
2,450,000	Capital Travel Agency for Aero Miami Project Air Cargo, 1.85%, 8/1/34(a)	2,450,000
80,000	Charlotte County Utility Revenue, Series A, 1.57%-2.35%, 10/1/21(a)	80,000
5,000,000	Collier County HCFA for The Moorings Inc. Project, 1.60%, 5/1/38(a)	5,000,000
2,300,000	Duval County School Board COPS, 1.65%, 7/1/33(a)	2,300,000
380,000	Florida HFC Multifamily for Bridgewater Club, Series L-1, 1.63%, 6/1/34(a)	380,000
4,300,000	Florida HFC Multifamily for Collins Cove Apartments, Series W, 1.63%, 2/1/36(a)	4,300,000
300,000	Florida HFC Multifamily for Falls of Venice Project, 3.43%, 12/1/31(a)	300,000
2,700,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 1.63%, 8/1/35(a)	2,700,000
2,155,000	Florida State Board of Education Lottery Revenue, Series C, 5.25%, 1/1/09	2,194,075
900,000	Greater Orlando Aviation Authority, Series E, 1.80%, 10/1/21(a)	900,000
900,000	Jacksonville EDA for Lee & Caters Glass Inc., 1.70%, 4/1/33(a)	900,000
1,100,000	Lakeland Electric and Water Revenue First Lien, Series B, 5.90%, 10/1/08	1,113,315
15,000,000	Miami-Dade County HCF for Miami Children's Hospital, Series B1, 1.60%, 8/1/34(a)	15,000,000
1,455,000	Miami-Dade County IDA for Airbus Service Co., Series A, 1.75%, 4/1/30(a)	1,455,000
11,000,000	Miami-Dade County IDA for United Way Miami-Dade Inc. Project, 1.62%, 5/1/28(a)	11,000,000
1,350,000	Miami-Dade County IDA SWD for Waste Management Inc. Project, 1.75%, 9/1/27(a)	1,350,000
1,100,000	Miami-Dade County WSR, 1.62%, 10/1/25(a)	1,100,000
300,000	Orange County IDA for Independent Blood & Tissue Services, 1.60%, 10/1/27(a)	300,000
660,000	Orange County School Board COPS, Series B, 2.19%, 8/1/32(a)	660,000
7,530,000	Orlando & Orange County Expressway Authority Revenue, Series C-3, 2.05%-2.73%, 7/1/25(a)	7,530,000
5,270,000	Palm Beach County Revenue for Palm Beach Day Academy, 1.63%, 1/1/37(a)	5,270,000
1,200,000	Palm Beach County School Board COPS, Series B, 1.51%, 8/1/27(a)	1,200,000
100,000	Port Orange for Palmer College Project, 1.55%, 10/1/32(a)	100,000
280,000	Sarasota County HCF for Bay Village, 1.57%, 12/1/23(a)	280,000
1,050,000	St. Johns County HFA Multifamily for Summerset Village LLC, 1.75%, 10/1/37(a)	1,050,000
100,000	University of South Florida Foundation for Interdisciplinary Studies, Series A, 1.62%, 8/1/34(a)	100,000
2,880,000	USF Financing Corp. COPS for College of Medicine Health Facilities, 1.60%, 7/1/37(a)	2,880,000
2,315,000	USF Financing Corp. COPS for College of Medicine Health Facilities, Series A-2, 1.60%, 7/1/36(a)	2,315,000
		81,142,390
	GEORGIA—3.3%
1,275,000	Atlanta Water and Wastewater Revenue, 1.65%, 11/1/38(a)	1,275,000
1,310,000	Augusta WSR, 4.50%, 10/1/08	1,322,296
14,225,000	Burke County PCR, Series 6B-4, 5.25%, 6/4/08	14,225,000
2,400,000	DeKalb County MFH for Mountain Crest Apartments, Series A-1, 1.75%, 2/1/34(a)	2,400,000
1,300,000	DeKalb County MFH for Winterscreek Apartments Project, 1.56%, 6/15/25(a)	1,300,000
1,975,000	Greene County DAR for Carey Station Project, 1.70%, 9/1/24(a)	1,975,000
1,430,000	Gwinnett County MHR for Palisades Apartments Projects, 1.75%, 3/1/41(a)	1,430,000
7,075,000	Macon WSR, Series A, 1.65%, 10/1/18(a)	7,075,000
9,675,000	Marietta MFH for Wood Glen, 1.60%, 7/1/24(a)	9,675,000
5,600,000	Valdosta & Lowndes County Hospital Authority for South Georgia Medical Center Project, 1.55%, 10/1/23(a)	5,600,000
		46,277,296

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	ILLINOIS—4.3%
$2,500,000	Chicago Board of Education GO Series C, 5.00%, 12/1/08	$2,533,991
1,345,000	Chicago Board of Education GO, 1.66%, 12/1/25(a)	1,345,000
3,400,000	Chicago GO, Series E, 1.64%, 1/1/42	3,400,000
1,750,000	Chicago School Financing Authority, Series B, 5.00%, 6/1/08	1,750,000
1,820,000	Chicago Unrefunded Balance Project GO, 5.25%, 1/1/09	1,853,944
5,700,000	Illinois DAR for Lifesource Project, 1.62%, 6/1/20(a)	5,700,000
2,830,000	Illinois DFA for Learn Charter School Project, 1.75%, 9/1/33(a)	2,830,000
1,070,000	Illinois DFA for MFH Orleans-Illinois Venture, 1.63%, 2/1/28(a)	1,070,000
2,745,000	Illinois DFA for Rockford School, 6.55%, 2/1/09(a)	2,822,599
5,000,000	Illinois Finance Authority for Chicago Symphony Orchestra, 1.60%, 5/1/48(a)	5,000,000
10,000,000	Illinois Finance Authority for Children's Memorial Hospital, Series C, 1.55%, 8/15/25(a)	10,000,000
1,450,000	Illinois Finance Authority IDA for Transparent Container Project. 2.10%, 8/1/24(a)	1,450,000
10,000,000	Illinois Finance Authority IDR for North Park University, 1.75%, 7/1/35(a)	10,000,000
2,800,000	Illinois Finance Authority IDR for Plymouth Place, 1.60%, 5/15/37(a)	2,800,000
4,600,000	Illinois HFA for Edward Hospital, Series C, 1.60%, 2/1/34(a)	4,600,000
2,400,000	Illinois State Toll Highway Authority, Series B, 1.60%, 1/1/10(a)	2,400,000
		59,555,534
	INDIANA—1.3%
690,000	Clarksville High School Building Corp. for First Mortgage, 3.00%, 7/15/08	690,600
7,935,000	Franklin CDA for Multi School, 4.65%, 7/15/23(a)	7,935,000
2,400,000	Indiana Finance Authority for University of Indianapolis, 1.82%, 10/1/38(a)	2,400,000
5,000,000	Indiana Municipal Power Agency, 1.88%, 1/1/37(a)	5,000,000
2,100,000	Indianapolis Local Public Improvement Board, Series F-2, 2.20%, 2/1/20(a)	2,100,000
		18,125,600
	IOWA—1.6%
1,000,000	Des Moines HRB for Iowa Methodist Medical Center Project, 1.60%, 8/1/15(a)	1,000,000
4,010,000	Iowa Finance Authority for Wesley Retirement Services, 1.60%, 12/1/33(a)	4,010,000
9,000,000	Iowa HCF for Iowa Health System, Series A-1, 1.70%, 8/15/37(a)	9,000,000
5,000,000	Iowa HCF for Iowa Health System, Series A-2, 1.70%, 8/15/37(a)	5,000,000
3,125,000	Iowa HCF for Iowa Health System, Series A-3, 1.67%, 2/15/35(a)	3,125,000
		22,135,000
	KENTUCKY—0.6%
800,000	Carroll County SWD for BPB Acquisition Project, 1.64%, 5/1/31(a)	800,000
6,235,000	Carrollton & Henderson Public Energy Authority Gas Revenue, Series A, 5.00%, 1/1/09	6,342,409
1,500,000	Kentucky EDA for Republic Services Inc. Project, 2.10%, 6/1/31(a)	1,500,000
		8,642,409
	LOUISIANA—4.7%
125,000	Ascension Parish for BASF Corporation Project, 1.44%, 3/1/25(a)	125,000
825,000	East Baton Rouge Parish for Road & Street Improvement, Series A 1.53%-2.23%, 8/1/30(a)	825,000
1,780,000	Jefferson Parish HRB for East Jefferson General, 2.35%, 7/1/09(a)	1,780,000
125,000	Louisiana HFA Multifamily for New Orleanian, 1.62%, 12/1/25(a)	125,000
175,000	Louisiana Local Govt. Environment Facilities CDA for Shreveport Utility Systems Project, 1.60%, 10/1/26(a)	175,000
4,820,000	Louisiana Local Govt. Environment Facilities CDA for South Extrusion Inc. Project, 1.71%, 12/1/17(a)	4,820,000
825,000	Louisiana Local Govt. Environment Facilities CDA for University of Louisiana-Monroe, Series A, 1.62%, 11/1/34(a)	825,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	LOUISIANA (Continued)
$225,000	Louisiana Offshore Term Auth. Deepwater Port Rev. for Loop LLC Project, 1.60%, 10/1/19(a)	$225,000
200,000	Louisiana Offshore Term Auth. Deepwater Port Rev. for Loop LLC Project, 1.60%, 9/1/14(a)	200,000
18,825,000	Louisiana PFA for Christus Health, Series C, 1.85%, 7/1/47(a)	18,825,000
125,000	Louisiana PFA for Christus Health, Sub-Series C-1, 2.85%, 7/1/31(a)	125,000
3,500,000	Louisiana PFA for Christus Health, Sub-Series C-2, 2.85%, 7/1/41(a)	3,500,000
10,400,000	Louisiana PFA for City Plaza LLC. Project, 1.60%, 3/1/40(a)	10,400,000
4,820,000	Louisiana PFA for Franciscan Missionaries, Series C, 1.45%, 7/1/30(a)	4,820,000
175,000	Louisiana PFA for Tiger Athletic Foundation Project, 1.55%, 9/1/34(a)	175,000
125,000	Louisiana PFA Multifamily for River View, 1.56%, 4/1/36(a)	125,000
100,000	Port New Orleans for Steamboat Co. Project, 1.70%, 6/1/30(a)	100,000
9,225,000	South Louisiana Port Marine Term. for Holnam Inc. Project., 1.66%, 1/1/27(a)	9,225,000
3,675,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.55%, 7/1/21(a)	3,675,000
4,780,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.65%, 7/1/18(a)	4,780,000
575,000	St. James Parish PCR for Occidental Petroleum Corp., 1.75%, 7/1/18(a)	575,000
		65,425,000
	MARYLAND—3.0%
1,400,000	Baltimore IDA for Baltimore Capital Acquisition, 1.60%, 8/1/16(a)	1,400,000
1,850,000	Maryland HEA for Trinity College, 1.65%, 11/1/26(a)	1,850,000
1,890,000	Maryland HEFA for Adventist Health Care, 1.56%, 1/1/33	1,890,000
9,525,000	Maryland HEFA for Adventist Health Care, Series A, 1.62%, 1/1/35(a)	9,525,000
9,200,000	Maryland HEFA for Adventist Health Care, Series B, 1.62%, 1/1/21(a)	9,200,000
3,400,000	Maryland State CDA MFH for Parklane Apartments, Series C, 1.60%, 2/15/34(a)	3,400,000
3,100,000	Maryland State CDA for Waters Tower, Series G, 1.80%, 12/15/33(a)	3,100,000
5,800,000	Montgomery County for Riderwood Village Inc. Project, 1.64%, 3/1/34(a)	5,800,000
4,650,000	Prince Georges County for Collington Episcopal Life Center, Series B, 1.60%, 4/1/28(a)	4,650,000
1,000,000	Worcester County for Public Improvement Project, 4.00%, 8/1/08	1,003,645
		41,818,645
	MASSACHUSETTS—1.0%
1,400,000	Massachusetts DFA for Babson College, Series A, 1.50%, 10/1/32(a)	1,400,000
100,000	Massachusetts DFA for Lawrence Academy Project, Series A, 1.52%, 5/1/33(a)	100,000
885,000	Massachusetts DFA for Notre Dame Health Care Center, 1.67%, 10/1/29(a)	885,000
40,000	Massachusetts DFA for Smith College, 1.40%, 7/1/24(a)(b)	40,000
780,000	Massachusetts DFA IDR for Leaktite Corp., 1.60%, 8/1/19(a)	780,000
975,000	Massachusetts HEFA for Essex Museum, 1.50%, 7/1/33(a)	975,000
1,125,000	Massachusetts HEFA for Hallmark Health Systems, Series B, 1.55%, 7/1/27(a)	1,125,000
100,000	Massachusetts HEFA for Partners Healthcare Systems, Series P-1, 1.53%, 7/1/27(a)	100,000
170,000	Massachusetts HEFA for University of Massachusetts, Series A, 1.50%, 11/1/30(a)	170,000
10,000	Massachusetts HEFA for Williams College, Series E, 1.50%, 8/1/14(a)(b)	10,000
5,765,000	Massachusetts HFA for Single Family Housing, 1.70%, 12/1/30(a)	5,765,000
600,000	Massachusetts IFA for Milton Academy Issue, 4.00%, 3/1/27(a)	600,000
1,530,000	Massachusetts State GO Limited, Series A, 5.38%, 8/1/08	1,534,904
		13,484,904

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	MICHIGAN—3.1%
$9,290,000	Ann Arbor EDC for Glacier Hills Inc. Project, Series A, 1.60%, 11/1/25(a)	$9,290,000
640,000	Ann Arbor EDC for Glacier Hills Inc. Project, Series B, 1.60%, 11/1/19(a)	640,000
3,095,000	Chelsea EDC for Silver Maples, 1.64%, 10/1/36(a)	3,095,000
8,310,000	Green Lake Township EDC for Interlochen Center Project, 1.55%, 6/1/34(a)	8,310,000
500,000	Jackson County EDC for Thrifty Leoni Inc. Project, 1.70%, 12/1/14(a)	500,000
3,190,000	Jackson County HRB for W.A. Foote Memorial Hospital, Series C, 1.66%-2.45%, 5/12/26(a)	3,190,000
145,000	Kalamazoo HRB for Bronson Methodist Hospital, 1.51%, 5/15/36(a)	145,000
3,460,000	Kalamazoo HRB for Bronson Methodist Hospital, Series B, 1.95%, 12/1/15(a)	3,460,000
500,000	Kentwood EDC for Holland Home, Series B, 1.60%, 11/1/32(a)	500,000
145,000	Lenawee County EDC for Siena Heights University Project, 1.63% 11/1/24(a)	145,000
240,000	Michigan State HDA MHR for Courtyards of Taylor, Series A, 1.56%, 8/15/32(a)	240,000
250,000	Michigan State HDA, Series 1999 B2, 1.88%, 6/1/24(a)	250,000
20,000	Michigan State HDA, Series 2000 A, 1.68%, 12/1/16(a)	20,000
1,400,000	Michigan Strategic Fund for American Cancer Society Project, 1.85%-2.69%, 6/1/37(a)	1,400,000
600,000	Michigan Strategic Fund for Detroit Edison, Series ET, 1.55%, 8/1/29(a)	600,000
1,045,000	Michigan Strategic Fund for Metaltec Steel Abrasive Co., 1.85%, 8/1/31(a)	1,045,000
260,000	Michigan Strategic Fund for MOT LLC Project, 1.55%, 12/1/34(a)	260,000
3,875,000	Michigan Strategic Fund for Rest Haven Christian Services, 1.64%, 11/15/34(a)	3,875,000
620,000	Michigan Strategic Fund for Transnav Technologies Inc., 1.75%, 12/1/27(a)	620,000
740,000	Milan Area Schools Unlimited GO, 1.65%, 5/1/30(a)	740,000
500,000	Oakland County EDC for Graph Tech Inc. Project, 1.80%, 4/1/28(a)	500,000
1,035,000	University of Michigan Revenue for General Purposes, Series B, 1.35%, 4/1/28(a)(b)	1,035,000
3,430,000	University of Michigan Revenue for Hospital Purposes, Series A, 1.55%, 12/1/27(a)(b)	3,430,000
		43,290,000
	MINNESOTA—0.2%
105,000	Cohasset for Minnesota Power & Light Co. Project, Series B, 1.55%, 6/1/13(a)	105,000
700,000	Minneapolis Special School District No. 001, 5.00%, 2/1/09	713,869
1,146,000	Minnesota HFA for Residential Housing, Series C, 1.70%, 1/1/35(a)	1,146,000
230,000	Minnesota State EFA for Carleton College, Series 6-D, 1.40%, 4/1/35(a)	230,000
5,000	Minnesota State EFA for University of St. Thomas, Series 5-C, 1.63%, 4/1/25(a)	5,000
1,005,000	Minnesota State EFA for William Mitchell College of Law, Series 5-S, 1.68%, 10/1/33(a)	1,005,000
5,000	St. Cloud HCR for Centracare Health System Project, Series C, 1.62%, 5/1/42(a)	5,000
150,000	University of Minnesota, Series A, 1.66%, 1/1/34(a)(b)	150,000
		3,359,869
	MISSISSIPPI—0.2%
1,400,000	Mississippi Business Financing Corp. for Gulf Opportunity Zone for Tindall Corp., 1.61%, 4/1/28(a)	1,400,000
1,965,000	Mississippi Business Financing Corp. IDR for VC Regional Assembly & Manufacturing Project, 1.64%, 12/1/18(a)	1,965,000
		3,365,000
	MISSOURI—3.1%
1,000,000	Jefferson County IDA for Pevely Pointe Apartments, 2.25%, 1/1/41(a)	1,000,000
2,000,000	Kansas City Municipal Assistance Corp. for Leasehold Improvement, 2.85%, 4/15/25(a)	2,000,000
37,210,000	Kansas City Municipal Assistance Corp. for Leasehold Improvement, Series A, 2.85%, 4/15/34(a)	37,210,000
120,000	Platte County IDR for Platte Care Facility, 1.60%, 10/1/10(a)	120,000
2,400,000	St. Louis IDA for Metro Lofts, 1.75%, 3/15/36(a)	2,400,000
		42,730,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	NEBRASKA—0.7%
$10,000,000	Scotts Bluff County HFR for Regional West Medical Center, 1.65%, 12/1/28(a)	$10,000,000
	NEVADA—1.7%
7,300,000	Clark County Airport Improvement Revenue, Series A, 1.85%, 7/1/12(a)	7,300,000
5,000,000	Clark County for Motor Vehicle Fuel Tax, 2.15%, 6/13/08	5,000,000
2,600,000	Director State Department of Business & Industry for Energy Partners LLC Project, 1.90%, 10/1/35(a)	2,600,000
3,080,000	Nevada Housing Division for Multi-Unit Fremont Meadow, 1.85%, 10/1/27(a)	3,080,000
2,020,000	Nevada Housing Division for Multi-Unit Housing, Series K, 1.85%, 4/1/31(a)	2,020,000
3,860,000	Nevada MFH for L'Octaine LP, 1.85%, 4/1/36(a)	3,860,000
		23,860,000
	NEW HAMPSHIRE—1.2%
8,100,000	New Hampshire Business Finance Authority for Wheelabrator Concord Co., Series A, 1.60%, 1/1/18(a)	8,100,000
8,820,000	New Hampshire HEFA for Riverwood Company, 1.60%, 3/1/22(a)	8,820,000
		16,920,000
	NEW JERSEY—4.0%
10,000	New Jersey Building Authority Revenue, Sub-Series A-3, 1.55%, 6/15/23(a)	10,000
1,175,000	New Jersey Building Authority Revenue, Sub-Series A-4, 1.55%, 6/15/23(a)	1,175,000
360,000	New Jersey EDA for Morris Museum Project, 1.52%, 2/1/31(a)	360,000
3,530,000	New Jersey EDA for Republic Services Inc. Project, 1.55%, 9/1/13(a)	3,530,000
1,000,000	New Jersey EDA for Thermal Energy Facilities Ltd., Series A, 1.80%, 12/1/31(a)	1,000,000
6,360,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 1.60%, 9/1/31(a)	6,360,000
1,400,000	New Jersey HCF for Meridian, 1.60%-2.60%, 7/1/38(a)	1,400,000
5,000,000	New Jersey HCF for Underwood Memorial Hospital, 1.50%, 7/1/33(a)	5,000,000
23,000,000	New Jersey State GO Bond, 4.50%, 6/24/08	23,019,339
1,045,000	New Jersey State Housing & Mortgage Finance Agency MFH, Series G, 1.60%, 5/1/34(a)	1,045,000
2,825,000	New Jersey State Transportation Trust Fund GABS, Series A, 5.00%, 6/15/08	2,826,708
10,000,000	New Jersey State Transportation Trust Fund ROCS RR II R-12004, 1.63%, 12/15/34(a)	10,000,000
		55,726,047
	NEW MEXICO—0.7%
8,460,000	New Mexico Finance Authority for Cigarette Tax-University of New Mexico Health, Series B, 1.75%, 4/1/19(a)	8,460,000
1,000,000	New Mexico State Transportation Revenue Sub Lien, Sub-Series B-2, , 1.55%, 12/15/26(a)	1,000,000
		9,460,000
	NEW YORK—8.1%
1,000,000	Bleecker HDC for Bleecker Terrace Apartment Project, Series 85, 1.68%, 7/1/15(a)	1,000,000
1,000,000	Cortland City School District GO, 4.50%, 6/15/08	1,000,996
4,980,000	Metropolitan Transportation Authority Dedicated Tax Fund, Series D-1, 2.26%, 11/1/34(a)	4,980,000
2,490,000	Monroe County IDA for Jada Precision Project, 1.55%, 12/1/13(a)	2,490,000
1,000,000	New York City HDC MFH for 15 E. Clarke Place Apartments, Series A, 1.75%, 9/1/37(a)	1,000,000
900,000	New York City HDC MFH for Beacon Mews Development, Series A, 1.78%, 4/1/39(a)	900,000
1,400,000	New York City IDA for Children's Oncology Society, 1.50%, 5/1/21(a)	1,400,000
1,465,000	New York GO, Series B, 2.80%, 3/15/30(a)	1,465,000
1,300,000	New York GO, Sub-Series A-2, 1.40%, 8/1/31(a)	1,300,000
2,500,000	New York State HDC for Queens Family Courthouse Apartments, Series A, 1.78%-2.25%, 6/1/42(a)	2,500,000
1,025,000	New York State HDR for Boricua Village Apartments, Series A-2, 1.58%, 9/1/42(a)	1,025,000
2,000,000	New York State HFA for 250 West 93rd Street LLC, Series 2005 A, 1.51%, 11/1/38(a)	2,000,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	NEW YORK (Continued)
$2,500,000	New York State HFA for Admiral Halsey Senior Apartments, Series A, 1.60%, 5/1/37(a)	$2,500,000
19,000,000	New York State HFA for Helena Street, 1.70%, 5/15/36(a)	19,000,000
3,100,000	New York State HFA for Kew Gardens Hills Housing, Series A, 1.70%, 5/15/36(a)	3,100,000
700,000	New York State HFA for Remeeder Houses, Series A, 1.60%, 5/1/39(a)	700,000
1,000,000	New York State HFA for Victory Housing, Series 2004 A, 1.58%, 11/1/33(a)	1,000,000
2,300,000	New York State HFA for Worth Street, 1.58%, 5/15/33(a)	2,300,000
47,250,000	New York State LGAC, Series 3V, 5.00%, 4/1/24	47,250,000
2,000,000	New York State R&D for Long Island Lighting Company, Series A, 1.75%, 12/1/27(a)	2,000,000
1,195,000	Oswego County IDA for Fulton Thermal Corp Project, 1.55%, 6/1/14(a)	1,195,000
1,200,000	Schenectady County IDA for Sunnyview Hospital and Rehabilitation Center, Series A, 1.70%, 8/1/33(a)	1,200,000
860,000	Triborough Bridge & Tunnel Authority, Sub-Series B-2, 1.46%, 1/1/32(a)	860,000
9,100,000	Troy IDA for Rensselaer Polytechnic Institute, 1.35%, 9/1/42(a)	9,100,000
		111,265,996
	NORTH CAROLINA—1.1%
815,000	North Carolina Capital Facility Financing for Goodwill Community Foundation, 1.55%, 4/1/22(a)	815,000
785,000	North Carolina Capital Facility Financing for Teachers Academy for Math, 1.55%, 3/1/21(a)	785,000
500,000	North Carolina EFA for Cardinal Gibbons, 1.57%, 8/1/14(a)	500,000
365,000	North Carolina EFA for Wingate University Project, 1.65%, 5/1/12(a)	365,000
3,855,000	North Carolina EFA for Wingate University, 1.63%, 5/1/22(a)	3,855,000
8,000,000	North Carolina Medical Care Community HCF for South Minister, 1.61%, 10/1/14(a)	8,000,000
700,000	North Carolina Medical Care Community HCF for Stanley Total Living Center, 1.65%, 4/1/18(a)	700,000
		15,020,000
	OHIO—4.5%
3,755,000	Akron Bath Copley Joint Township HRB for Summa Health System, Series B, 1.65%, 11/1/34(a)	3,755,000
14,825,000	Cleveland Waterworks Revenue, Series L, 2.60%, 1/1/33(a)	14,825,000
1,380,000	Cleveland Waterworks Revenue, Series M, 1.55%, 1/1/33(a)	1,380,000
350,000	Cleveland-Cuyahoga County Port Authority for Carnegie/89th Garage Project, 2.05%-3.60%, 1/1/37(a)	350,000
1,850,000	Cuyahoga County Civic Facilities Revenue for Cleveland Health Education Museum, 1.69%, 3/1/32(a)	1,850,000
2,080,000	Cuyahoga County EDA for Cleveland Botanical Gardens Project, 1.65%, 7/1/31(a)	2,080,000
2,850,000	Cuyahoga County HCF for A.M. McGregor Home Project, 1.64%,1/1/34(a)	2,850,000
1,280,000	Franklin County HFR for Ohio Health Corp., 1.60%, 5/1/41(a)	1,280,000
4,855,000	Hamilton County HCF for Episcopal Retirement Homes Inc, Series B, 1.55%, 6/1/35(a)	4,855,000
140,000	Kent State University General Revenue Receipts, 2.58%, 5/1/31(a)	140,000
5,700,000	Licking County HCF for Kendal at Granville, 1.60%, 11/1/33(a)	5,700,000
565,000	Middleburgh Heights HRB for Southwest General Health, 1.65%, 8/15/22(a)	565,000
360,000	Montgomery County HRB for Kettering Health, Series B, 1.43%, 8/1/47(a)	360,000
6,470,000	Ohio HFA MFH for Shannon Glen Apartments Project, 1.63%, 12/15/36(a)	6,470,000
520,000	Ohio State Air Quality DAR for Firstenergy Nuclear Generation, Series A, 1.62%, 6/1/33(a)	520,000
680,000	Ohio State EFA for Ashland University Project, 1.67%, 9/1/24(a)	680,000
6,000,000	Ohio State EFA for Case Western University, Series A, 1.45%, 12/1/44(a)	6,000,000
4,450,000	Ohio State EFA for Case Western University, Series A, 1.55%, 10/1/31(a)	4,450,000
500,000	Ohio State HEA for Pooled Financing 2007 Program, Series A, 1.65%, 9/1/36(a)	500,000
1,035,000	Richland County HCF for Wesleyan Senior Living, Series A, 1.63%, 11/1/27(a)	1,035,000
1,295,000	Richland County HCF for Wesleyan Senior Living, Series B, 1.63%, 11/1/27(a)	1,295,000
1,540,000	Toledo City Services Special Assessment Notes, 1.67%-2.65%, 12/1/10(a)	1,540,000
		62,480,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	OREGON—0.0%^
$500,000	Portland MFH for Eden Associates, 1.70%, 12/1/11(a)	$500,000
	PENNSYLVANIA—8.2%
6,810,000	Butler County for Scranton School District Project, 1.82%, 4/1/18(a)	6,810,000
2,530,000	Butler County General Authority for Hampton Township School District Project, 1.65%, 11/15/21(a)	2,530,000
500,000	Butler County IDA for Concordia Lutheran, Series A, 1.65%, 5/1/34(a)	500,000
14,500,000	Cumberland County Municipal Authority for Asbury Atlantic Inc., 1.63%, 1/1/41(a)	14,500,000
1,700,000	Cumberland County Municipal Authority for Presbyterian Homes Inc., Series B, 1.59%, 12/1/32(a)	1,700,000
8,000,000	Daniel Boone Area School District GO, 1.63%, 8/1/29(a)	8,000,000
200,000	Dauphin County HSR for Pinnacle Health System Project, 1.51%, 8/15/27(a)	200,000
700,000	Delaware County IDA for Sun Inc., 1.60%, 11/1/33(a)	700,000
400,000	Delaware Valley Regional Financial Authority for Local Government, Series A, 1.47%, 12/1/19(a)	400,000
400,000	Erie County WAR, Series A, 1.55%, 12/1/36(a)	400,000
6,650,000	Fayette County HRB for Fayette Regional Health Systems, Series B, 1.62%, 6/1/37(a)	6,650,000
1,100,000	Lampeter Strasburg School District GO, Series A, 3.19%, 6/1/19(a)	1,100,000
2,680,000	Lancaster County HRB for Willow Valley Manor, 5.50%, 12/1/18(a)	2,680,000
1,415,000	Lancaster County, Series B, 1.53%, 11/1/16(a)	1,415,000
1,000,000	Lebanon County HCF for ECC Retirement Village Project, 1.67%, 10/15/25(a)	1,000,000
17,600,000	Lehigh County General Purpose Authority for Shepherd Group, Series B, 1.60%, 11/1/27(a)	17,600,000
1,200,000	Luzerne County GO, Series A, 1.55%, 11/15/26(a)	1,200,000
3,990,000	Manheim Township School District GO, 1.62%, 5/1/23(a)	3,990,000
1,000,000	Manheim Township School District GO, 1.62%, 6/1/25(a)	1,000,000
500,000	Middletown Area School District GO for School Improvements, 1.64%, 6/1/22(a)	500,000
2,000,000	Montgomery County HEA for William Penn Charter, 1.62%, 9/15/31(a)	2,000,000
2,000,000	Montgomery County IDA, Series 96-A, 1.95%, 6/10/08	2,000,000
535,000	New Castle Hospital Authority for Jameson Memorial Hospital, 1.65%, 7/1/26(a)	535,000
2,235,000	Northampton County IDA for First Mortgage of Kirkland Village, 1.59%, 11/1/30(a)	2,235,000
1,380,000	Pennsylvania State EFA for Independent Colleges, Series E-3, 1.59%, 11/1/14(a)	1,380,000
1,700,000	Pennsylvania State EFA for Philadelphia University, Series B, 1.50%, 6/1/35(a)	1,700,000
2,370,000	Pennsylvania State HEA for the Association of Independent Colleges, Series K 1, 3.38%, 11/1/22(a)	2,370,000
205,000	Pennsylvania State Turnpike Commission for Registration Fees, Series D, 1.60%, 7/15/41(a)	205,000
100,000	Pennsylvania State Turnpike Commission for Turnpike Revenue, Series A-3, 1.60%, 12/1/30(a)	100,000
2,505,000	Pennsylvania State Turnpike Commission Pre-Refunded, Series A, 5.25%, 12/1/08(a)	2,557,348
650,000	Philadelphia IDA for National Board of Medical Examiners Project, 1.90%, 5/1/37(a)	650,000
950,000	Philadelphia Multi-Modal GO, Series B, 1.62%, 8/1/31(a)	950,000
600,000	Philadelphia WSR, 1.51%, 6/15/23(a)	600,000
1,700,000	Pittsburgh WSR First Lien, Series B-1, 1.55%, 9/1/33(a)	1,700,000
2,950,000	Quakertown General Authority Revenue for Pooled Financing Program, Series A, 1.70%, 7/1/26(a)	2,950,000
3,475,000	Shaler Area School District GO, 1.63%, 9/1/25(a)	3,475,000
2,555,000	Somerset County Hospital Authority for Somerset Community Hospital, 3.07%, 3/1/37(a)	2,555,000
960,000	Southcentral General Authority for Wellspan Health, Series B, 2.85%, 5/15/31(a)	960,000
5,190,000	Westmoreland County IDA for Redstone Highlands Apartments, Series B, 1.62%, 1/1/36(a)	5,190,000
6,900,000	Westmoreland County IDA for Redstone Highlands Apartments, Series C, 1.62%, 1/1/36(a)	6,900,000
		113,887,348

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	PUERTO RICO—0.7%
$2,160,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 1.58%, 7/1/29(a)	$2,160,000
280,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-3, 1.25%, 7/1/29(a)	280,000
5,000,000	Puerto Rico Commonwealth GO for Public Improvement, Series B, 1.60%, 7/1/32(a)	5,000,000
2,000,000	Puerto Rico Commonwealth GO, Series A-7, 2.05%, 7/1/33(a)	2,000,000
		9,440,000
	RHODE ISLAND—0.7%
5,165,000	Rhode Island HEFA for Care New England Health System, Series A, 1.55%, 9/1/32(a)	5,165,000
4,405,000	Rhode Island HEFA for Care New England Health System, Series B, 1.55%, 9/1/37(a)	4,405,000
		9,570,000
	SOUTH CAROLINA—2.1%
2,755,000	Rock Hill Utility System Revenue, Series B, 1.60%, 1/1/25(a)	2,755,000
8,950,000	South Carolina Jobs EDA for Arts Partnership Inc. Project, 1.63%, 6/30/18(a)	8,950,000
5,000,000	South Carolina Jobs EDA for Episcopla HCF, 1.60%, 4/1/27(a)	5,000,000
2,000,000	South Carolina Jobs EDA for Goodwill Industries Inc. Project, 1.65%, 10/1/32(a)	2,000,000
1,000,000	South Carolina Jobs EDA for Vista Hotel Partners LLC., 1.75%, 12/1/35(a)	1,000,000
5,000,000	South Carolina Jobs EDA for Waste Management of South Carolina, 1.75%, 7/1/24(a)	5,000,000
5,000,000	South Carolina Jobs EDA for Woodlands at Furman Project, Series C, 1.62%, 11/15/42(a)	5,000,000
		29,705,000
	TENNESSEE—5.6%
5,200,000	Blount County PBA for Local Improvement, Series A-1-A, 3.00%, 6/1/31(a)	5,200,000
490,000	Chattanooga HEFA for Baylor School Project, Series 96, 1.60%, 11/1/16(a)	490,000
2,000,000	Jackson HEA HFA for Union University Project, 1.65%, 10/1/23(a)	2,000,000
15,700,000	Memphis-Shelby County Sports Authority for Memphis Arena Project, Series A, 2.15%, 11/1/28(a)	15,700,000
2,000,000	Memphis-Shelby County IDR for Boys and Girls Club, Series A, 1.60%, 11/1/27(a)	2,000,000
5,255,000	Metropolitan Nashville Airport Authority for Aero Nashville LLC Project, Series A, 1.74%, 7/1/36(a)	5,255,000
910,000	Montgomery County Public Building Pooled Financing , 1.55%, 9/1/29(a)	910,000
19,750,000	Sevier County PBA for Local Improvement, Series F, 3.25%, 6/1/20(a)	19,750,000
7,940,000	Sevier County PBA for Local Improvement, Series E-1, 3.00%, 6/1/30(a)	7,940,000
17,600,000	Sullivan County HEFA for Wellmont Health System, 1.60%, 9/1/32(a)	17,600,000
		76,845,000
	TEXAS—4.6%
1,400,000	Austin Airport System Revenue, 1.64%, 11/15/17(a)	1,400,000
1,850,000	Denton Utility System Revenue, Series A, 6.00%, 12/1/08	1,886,451
8,000,000	Houston Texas Airport System Revenue, 2.00%, 9/5/08	8,000,000
1,500,000	Houston Texas Utility System Revenue First Lien, 1.50%, 5/15/34(a)	1,500,000
7,020,000	Mesquite County HCF for Christian Care Centers Inc., 1.60%, 2/15/30(a)	7,020,000
1,500,000	Montgomery County GO for Unlimited Tax Adjustable Rate, Series B, 5.00%, 3/1/28	1,511,014
8,300,000	North Texas HEA for Student Loan Revenue, Series A, 1.70%, 12/1/38(a)	8,300,000
21,090,000	North Texas Thruway Authority BANS, 4.13%, 11/19/08	21,090,000
6,800,000	Tarrant County Retirement Facilities for Northwest Senior-Edgemere Project, Series B, 1.60%, 11/15/36(a)	6,800,000
5,400,000	Travis County HFA for Querencia Barton Creek, Series C, 1.60%, 11/15/35(a)	5,400,000
		62,907,465

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	VIRGINIA—0.8%
$3,390,000	King George County IDA SWD for Garnet of Virginia Inc. Project, 1.75%, 9/1/21(a)	$3,390,000
225,000	Nelson County IDA for Taylor-Ramsey Corporation, 1.75%, 8/1/09(a)	225,000
4,730,000	Pocahontas Parkway Association for Toll Road Revenue, Series A, 5.00%, 8/15/08	4,839,972
550,000	Pocahontas Parkway Association for Toll Road Revenue, Series A, 5.50%, 8/15/08	565,311
180,000	Virginia Beach DAR EFA for Virginia Wesleyan College Project, 1.55%, 7/1/33(a)	180,000
1,150,000	Virginia Beach DAR IDA for Architectural Graphics Project, 1.70%, 5/1/20(a)	1,150,000
180,000	Williamsburg IDA for Colonial Williamsburg Foundation, 1.55%, 12/1/18(a)	180,000
		10,530,283
	WASHINGTON—2.6%
15,000,000	Chelan County Public Utility District #1, Series B, 1.86%, 7/1/32(a)	15,000,000
1,000,000	King County School District No. 406 South Central GO, 5.15%, 6/1/08	1,000,000
7,540,000	Snohomish County Public Utility Revenue for Generation Systems, 2.10%, 1/1/25(a)	7,540,000
4,300,000	Washington State EDA SWD for Waste Management Inc. Project, 1.75%, 10/1/27(a)	4,300,000
1,800,000	Washington State EDA SWD for Waste Management Inc. Project, 1.75%, 7/1/27(a)	1,800,000
6,000,000	Washington State GO, 5.50%, 9/1/08	6,050,422
		35,690,422
	WISCONSIN—0.7%
1,000,000	Superior IDR for Amsoil Inc. Project, 3.26%, 10/1/21(a)	1,000,000
2,000,000	Wisconsin HEFA for Froedtert & Community Health, Series C, 1.90%, 4/1/35(a)	2,000,000
3,500,000	Wisconsin HEFA for Marshfield Clinic, Series B, 1.64%, 1/15/36(a)	3,500,000
2,905,000	Wisconsin Housing EDA, Series B, 2.50%, 5/1/32(a)	2,905,000
		9,405,000
	WYOMING—0.6%
8,500,000	Campbell County IDR for Two Elk Generation Partners Project, 3.65%, 11/28/08(a)	8,500,000

Total Investments (Cost* $1,364,351,373)	98.6%		1,364,351,373
Comprehensive management fees payable	(0.0	)^	(28,522)
Distribution(12b-1) fees payable	(0.0	)^	(4,459)
Other assets less liabilities	1.4		18,956,815
Net Assets	100.0%		$1,383,275,207

Net asset value, offering and redemption price per share, based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:
313,107,131 shares Class R	$1.00
3,353,145 shares Investor Class II**	$1.00
9,924,809 shares Investor Class I**	$1.00
192,292,228 shares Class Treasurer's Trust	$1.00
28,639,078 shares Liquidity Class V**	$1.00
130,942,953 shares Liquidity Class III**	$1.00
10,079 shares Liquidity Class II**	$1.00
175,835,610 shares Liquidity Class I**	$1.00
529,167,917 shares Class Institutional	$1.00

**  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75, and 95 were renamed Investor Classes I, II and III, respectively. Liquidity Class II commenced operations on February 8, 2008.

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—CALIFORNIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—95.7%	Value (Note 1)
	CALIFORNIA—90.7%
$2,535,000	ABAG Financial Authority for Nonprofit Corporations MFH for Colma Bart Apartments, Series A, 1.55%,11/15/35(a)	$2,535,000
545,000	Alameda Contra Costa COPS for Capital Improvements Project, Series F, 1.43%, 8/1/23(a)	545,000
2,400,000	Bay Area Toll Authority for San Francisco Bay Area, Series A, 2.58%, 4/1/36(a)	2,400,000
2,000,000	Big Bear Lake IDA for Southwest Gas Corp. Project, Series A, 1.56%, 12/1/28(a)	2,000,000
1,000,000	California Health Facilities Financing Authority for Catholic Health Facilities, Series J, 1.29%, 7/1/33(a)	1,000,000
940,000	California HFA for Home Mortgage, Series C, 1.48%, 8/1/31(a)	940,000
990,000	California HFA for Home Mortgage, Series F, 1.48%, 2/1/34(a)	990,000
1,000,000	California HFA for Home Mortgage, Series R, 2.60%, 8/1/32(a)	1,000,000
2,540,000	California Infrastructure and Economic Development for SRI International, Series A, 1.31%, 9/1/28(a)	2,540,000
1,000,000	California MFA for Vacaville Christian Schools, 1.41%, 8/1/37(a)	1,000,000
2,500,000	California MFA SWD for Waste Management Inc. Project, Series A, 1.55%, 2/1/19(a)	2,500,000
3,000,000	California PCR for Wadham Energy LP, Series C, 3.10%, 11/1/17(a)	3,000,000
1,150,000	California State Department of Water Power Supply, Series C-9, 1.30%, 5/1/22(a)	1,150,000
400,000	California State GO, 4.50%, 10/1/08	402,752
3,000,000	California State RANS, 4.00%, 6/30/08	3,001,470
3,100,000	California Statewide CDA COPS for Covenant Retirement Communities, 1.43%, 12/1/25(a)	3,100,000
625,000	California Statewide CDA for Goodwill of Santa Cruz, 1.33%, 2/1/38(a)	625,000
1,065,000	California Statewide CDA for Masters College, 1.35%, 2/1/32(a)	1,065,000
800,000	California Statewide CDA for Sweep Loan Program, Series B, 1.30%, 6/1/35(a)	800,000
700,000	California Statewide CDA MFH for Avian Glen Apartments Project, Series 00, 1.60%, 8/1/39(a)	700,000
400,000	California Statewide CDA MFH for Crossings Madera, Series B, 1.60%, 1/1/38(a)	400,000
400,000	California Statewide CDA MFH for Stoneridge Elk Grove, Series Q, 1.60%, 10/1/38(a)	400,000
1,415,000	Central Basin Municipal Water District COPS for 2007 Project, Series B, 1.45%, 8/1/37(a)	1,415,000
1,475,000	Concord MFH for Maplewood & Golden Glen, Series A, 1.67%, 12/1/30(a)	1,475,000
1,400,000	Fremont COPS for 1998 Family Resource Center Financing Project, 1.43%, 8/1/28(a)	1,400,000
2,000,000	Imperial Irrigation, Series A, 1.25%, 6/5/08	2,000,000
3,240,000	Los Angeles CDA COPS for Broadway-Spring Center Project, 1.60%, 7/1/12(a)	3,240,000
3,100,000	Los Angeles CDA MFH for 2nd & Central Apartments Project, Series A, 1.55%, 12/1/38(a)	3,100,000
2,805,000	Los Angeles CDA MFH for Security Building Project, Series A, 1.65%, 12/15/34(a)	2,805,000
3,000,000	Los Angeles County Sanitation District Financing Authority ROCS RR II R-12139, 1.62%, 10/1/34(a)	3,000,000
3,000,000	Los Angeles Municipal Improvement, Series A-1, 1.35%, 6/18/08	3,000,000
2,000,000	Los Angeles Municipal Improvement, Series A-1, 1.65%, 7/8/08	2,000,000
3,585,000	Metropolitan Water District of Southern California Waterworks Revenue, 1.55%, 7/1/37(a)	3,585,000
1,000,000	Northern California Power Agency for Hydroelectric No. 1, Series A, 1.70%, 7/1/23(a)	1,000,000
1,000,000	Orange County Local Transportation Authority Sales Tax Revenue, Series A, 5.50%, 2/15/09	1,021,464
1,100,000	Riverside County Asset Leasing Corp. for Southwest Justice Center, Series B, 1.65%, 11/1/32(a)	1,100,000
2,175,000	Riverside County Community Facilities for Special Tax No. 88-4, 1.45%, 9/1/14(a)	2,175,000
1,000,000	Riverside County IDA IDR for Rockwin Corp. Project, Series II, 1.80%, 9/1/17(a)	1,000,000
1,000,000	Riverside County IDA IDR for Spenuzza Inc. Project, 1.55%, 11/1/34(a)	1,000,000
1,950,000	San Francisco City and County Airports Commission International Terminal, Series 34A, 1.48%, 5/1/29(a)	1,950,000
770,000	San Francisco City and County Airports Commission International Terminal, Series 37A, 1.80%, 5/1/19(a)	770,000
1,400,000	San Francisco City and County Redevelopment Agency MFH for Maria Manor Apartments, Series F, 1.55%, 12/1/33(a)	1,400,000
3,500,000	San Jose Redevelopment Tax Allocation for Housing Set Aside Merged, Series C, 1.54%, 8/1/35(a)	3,500,000
1,200,000	Santa Ana Unified School District COPS for School Improvements, 1.30%, 7/1/15(a)	1,200,000
200,000	South San Francisco MFH for Magnolia Plaza Apartments, Series A, 1.58%, 5/1/17(a)	200,000
1,385,000	Watereuse Financial Authority for Public Improvements, 1.40%, 5/1/28(a)	1,385,000
		76,815,686

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—CALIFORNIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	PUERTO RICO—5.0%
$4,200,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08	$4,205,640

Total Investments (Cost* $81,021,326)	95.7%		81,021,326
Comprehensive management fees payable	(0.0	)^	(3,749)
Distribution (12b-1) fees payable	(0.0	)^	(1,157)
Other assets less liabilities	4.3		3,678,452
Net Assets	100.0%		$84,694,872
Net asset value, offering and redemption price per share, based on 84,694,872 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—CONNECTICUT MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—96.6%	Value (Note 1)
	CONNECTICUT—87.6%
$1,965,000	Connecticut DAR for Independent Living Project, 1.50%, 7/1/15(a)	$1,965,000
466,000	Connecticut DAR for Pierce Memorial Baptist Home, 1.50%, 10/1/28(a)	466,000
1,965,000	Connecticut DAR for Solid Waste-Rand/Whitney Project, 1.61%, 8/1/23(a)	1,965,000
1,855,000	Connecticut GO, Series A, 1.63%, 2/15/21(a)	1,855,000
1,000,000	Connecticut GO, Series G, 4.50%, 3/15/09	1,020,407
440,000	Connecticut HEFA for Avon Old Farms School, Series B, 1.45%, 7/1/35(a)	440,000
200,000	Connecticut HEFA for Edgehill Continuing Care Retirement, Series C, 1.00%, 7/1/27(a)	200,000
870,000	Connecticut HEFA for Greenwich Academy, Series C, 1.51%, 3/1/37(a)	870,000
1,100,000	Connecticut HEFA for Health Care Capital Asset, Series A-1, 1.45%, 7/1/31(a)	1,100,000
1,975,000	Connecticut HEFA for Hotchkiss School, Series A, 1.50%, 7/1/30(a)	1,975,000
1,000,000	Connecticut HEFA for Kingswood-Oxford School, Series B, 1.65%, 7/1/30(a)	1,000,000
1,000,000	Connecticut HEFA for Klingberg Family Center, Series A 1.50%, 7/1/32(a)	1,000,000
1,925,000	Connecticut HEFA for Lawrence & Memorial Hospital Inc., Series E, 1.45%, 7/1/34(a)	1,925,000
1,870,000	Connecticut HEFA for Masonicare Corp., Series C, 1.00%, 7/1/37(a)	1,870,000
550,000	Connecticut HEFA for Middlesex Hospital, 3.00%, 7/1/08	550,442
1,775,000	Connecticut HEFA for Pomfret School Issue, Series A, 1.45%, 7/1/24(a)	1,775,000
900,000	Connecticut HEFA for Quinnipiac University, Series J, 1.55%, 7/1/37(a)	900,000
1,000,000	Connecticut HEFA for University of Bridgeport, Series B, 1.62%, 7/1/37(a)	1,000,000
400,000	Connecticut HEFA for University of New Haven, Series E, 1.57%, 7/1/35(a)	400,000
1,960,000	Connecticut HEFA for Wesleyan University, Series F, 1.45%, 7/1/40(a)	1,960,000
600,000	Connecticut HEFA for Yale University, Series T-2, 1.45%, 7/1/29(a)(b)	600,000
1,055,000	Connecticut HEFA for Yale University, Series U, 1.45%, 7/1/33(a)(b)	1,055,000
320,000	Connecticut HEFA for Yale University, Series X-2, 1.38%, 7/1/37(a)(b)	320,000
1,000,000	Connecticut HFA for Cil Realty Inc., 1.50%, 7/1/32(a)	1,000,000
685,000	Connecticut HFA Mortgage Financing Program, Series B-3, 1.80%, 11/15/31(a)	685,000
1,285,000	Connecticut HFA Mortgage Financing Program, Series D-3, 1.80%, 5/15/33(a)	1,285,000
335,000	Greenwich GO, 3.00%, 6/1/08	335,008
1,975,000	Hartford MHR for Underwood Towers Project, 1.45%, 6/1/20(a)	1,975,000
2,225,000	New Britain BANS, 4.00%, 3/31/09	2,261,302
1,000,000	Waterbury BANS, 4.50%, 9/3/08	1,002,157
		34,755,316
	CALIFORNIA—4.0%
1,600,000	Riverside County Asset Leasing Corp. Leasehold Revenue for Southwest Justice Center, Series B, 1.65%, 11/1/32(a)	1,600,000
	PUERTO RICO—5.0%
220,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 1.58%, 7/1/29(a)	220,000
935,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-3, 1.25%, 7/1/29(a)	935,000
800,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08	801,074
		1,956,074

Total Investments (Cost* $38,311,390)	96.6%		38,311,390
Comprehensive management fees payable	(0.0	)^	(1,755)
Distribution (12b-1) fees payable	(0.0	)^	(542)
Other assets less liabilities	3.4		1,351,222
Net Assets	100.0%		$39,660,315
Net asset value, offering and redemption price per share, based on 39,660,315 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—FLORIDA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—97.7%	Value (Note 1)
	FLORIDA—97.7%
$2,400,000	Atlantic Beach HCF for Fleet Landing Project, 1.65%, 1/1/37(a)	$2,400,000
1,715,000	Broward County HFA MHR for Jacaranda Village Apartments, 1.64%, 9/1/22(a)	1,715,000
180,000	Broward County HFA MHR for Palms of Deerfield Beach, 1.75%, 8/15/38(a)	180,000
1,880,000	Broward County School Board COPS for School Improvements, 1.55%, 7/1/21(a)	1,880,000
1,050,000	Capital Travel Agency for Aero Miami Project Air Cargo, 1.85%, 8/1/34(a)	1,050,000
535,000	Charlotte County Utility Revenue, Series A, 1.65%-2.20%, 10/1/21(a)	535,000
1,650,000	Coconut Creek IDR for Elite Aluminum Corp. Project, 1.75%, 11/1/22(a)	1,650,000
135,000	Collier County HCFA for The Moorings Inc. Project, 1.60%, 12/1/24(a)	135,000
1,770,000	Dade County IDA for Dolphins Stadium Project, Series B, 1.59%, 1/1/16(a)	1,770,000
150,000	Dade County IDA for Dolphins Stadium Project, Series D, 1.59%, 1/1/16(a)	150,000
1,265,000	Florida HFC Multifamily for Bridgewater Club, Series L-1, 1.63%, 6/1/34(a)	1,265,000
1,500,000	Florida HFC Multifamily for Collins Cove Apartments, Series W, 1.63%, 2/1/36(a)	1,500,000
1,675,000	Florida HFC Multifamily for Falls of Venice Project, 2.47%, 12/1/31(a)	1,675,000
640,000	Florida HFC Multifamily for Lighthouse Bay Apartments, Series 1, 1.56%, 11/1/32(a)	640,000
2,300,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 1.63%, 8/1/35(a)	2,300,000
400,000	Florida State Board of Education GO for Public Education, Series A, 5.20%, 6/1/08	404,022
275,000	Florida State Board of Education GO, Series B, 3.50%, 1/1/09	276,974
1,805,000	Florida State Board of Education Lottery Revenue for School Improvements, Series B, 5.00%, 7/1/08	1,809,347
1,200,000	Florida State Municipal Power Agency for Stanton Project, 2.50%, 10/1/19(a)	1,200,000
1,500,000	Hillsborough County HFA Multifamily for Brandon Crossing Partners, Series A, 1.75%, 11/15/31(a)	1,500,000
2,000,000	Hillsborough County IDR for Carrollwood Day School Project,1.63%, 6/1/31(a)	2,000,000
430,000	Indian River County for St. Edward's School Project, 1.63%, 7/1/27(a)	430,000
1,180,000	Jacksonville EDC for Holland Sheltair, Series A-1, 1.75%, 11/1/34(a)	1,180,000
265,000	Jacksonville HCFA for River Garden Hebrew Home Project, 1.63%, 2/1/18(a)	265,000
1,000,000	JEA District Energy System Revenue, Series A, 1.55%, 10/1/34(a)	1,000,000
825,000	Marion County HFA for Paddock Apartments, 1.63%, 10/15/32(a)	825,000
480,000	Marion County IDA for Hospice of Marion County Inc. Project, 1.63%, 8/1/23(a)	480,000
2,725,000	Miami-Dade County IDA for Airbus Service Co., Series A, 1.75%, 4/1/30(a)	2,725,000
500,000	Miami-Dade County IDA for Professional Modification, 1.68%, 8/1/18(a)	500,000
3,650,000	Miami-Dade County IDA SWD for Waste Management Inc. Project, 1.75%, 9/1/27(a)	3,650,000
700,000	Orange County IDA for Independent Blood & Tissue Services, 1.60%, 10/1/27(a)	700,000
2,040,000	Orange County School Board COPS, Series B, 2.51%, 8/1/32(a)	2,040,000
970,000	Orlando & Orange County Expressway Authority Revenue, Series C-3, 2.05%-3.03%, 7/1/25(a)	970,000
1,300,000	Palm Beach County Airport Revenue for Galaxy Aviation, 1.80%, 9/1/28(a)	1,300,000
380,000	Palm Beach County EDA for YMCA of South Palm Beach Project, 1.63%, 11/1/28(a)	380,000
765,000	Palm Beach County HCFA for Jupiter Medical Center Inc., Series B, 1.65%, 8/1/20(a)	765,000
1,400,000	Palm Beach County School Board COPS, Series B, 1.51%, 8/1/27(a)	1,400,000
800,000	Pinellas County HCFA for Mease Manor Inc., Series A, 1.65%, 11/1/15(a)	800,000
545,000	Pinellas County HCFA for Pooled Hospital Loan Program, Series 85, 4.00%, 12/1/15(a)	545,000
2,195,000	Port Orange for Palmer College Project, 1.55%, 10/1/32(a)	2,195,000
200,000	Seminole County IDA HCF for Multi-Modal Florida Living Nursing, 1.82%, 2/1/11(a)	200,000
1,950,000	St. Johns County HFA Multifamily for Summerset Village LLC, 1.75%, 10/1/37(a)	1,950,000
1,300,000	Tampa for Tampa LLC Project-University of Tampa, Series A, 1.63%, 10/1/37(a)	1,300,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—FLORIDA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	FLORIDA (Continued)
$450,000	USF Financing Corp. COPS for College of Medicine Health Facilities, 1.60%, 7/1/37(a)	$450,000
850,000	USF Financing Corp. COPS for College of Medicine Health Facilities, Series A-2, 1.60%, 7/1/36(a)	850,000
800,000	Volusia County HFA Multifamily for Anatole Apartments, 1.63%, 10/15/32(a)	800,000
		53,735,343

Total Investments (Cost* $53,735,343)	97.7%		53,735,343
Comprehensive management fees payable	(0.0	)^	(2,434)
Distribution (12b-1) fees payable	(0.0	)^	(751)
Other assets less liabilities	2.3		1,264,837
Net Assets	100.0%		$54,996,995
Net asset value, offering and redemption price per share, based on 54,996,995 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—MASSACHUSETTS MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—96.6%	Value (Note 1)
	MASSACHUSETTS—94.0%
$1,100,000	Chelsea GO, 5.50%, 6/15/08	$1,101,605
600,000	Massachusetts DFA for Babson College, Series A, 1.50%, 10/1/32(a)	600,000
1,325,000	Massachusetts DFA for Briarwood Retirement, Series A, 1.57%, 1/1/35(a)	1,325,000
1,400,000	Massachusetts DFA for Brooksby Village Inc. Project, 1.60%, 7/1/32(a)	1,400,000
400,000	Massachusetts DFA for Draper Laboratory Issue, 3.20%, 6/1/30(a)	400,000
800,000	Massachusetts DFA for Gann Academy Project, 1.63%, 6/1/32(a)	800,000
1,350,000	Massachusetts DFA for Jewish Geriatric Services, 1.57%, 5/15/34(a)	1,350,000
300,000	Massachusetts DFA for Lawrence Academy Project, Series A, 1.52%, 5/1/33(a)	300,000
595,000	Massachusetts DFA for Mystic Valley Regional School, 1.62%, 6/15/08(a)	595,000
1,410,000	Massachusetts DFA for Notre Dame Health Care Center, 1.67%, 10/1/29(a)	1,410,000
1,408,000	Massachusetts DFA for Smith College, 1.40%, 7/1/24(a)(b)	1,408,000
825,000	Massachusetts DFA for Sophia Snow House Project, Series A, 1.52%, 1/1/34(a)	825,000
300,000	Massachusetts DFA IDR for Leaktite Corp., 1.60%, 8/1/19(a)	300,000
800,000	Massachusetts DFA IDR for Ocean Spray Cranberries Project, 1.63%, 10/15/11(a)	800,000
200,000	Massachusetts DFA Senior Living Facility for New England Deaconess Association, 1.55%, 6/1/34(a)	200,000
1,300,000	Massachusetts DFA SWD for Newark Group Inc. Project, Series C, 1.60%, 7/1/31(a)	1,300,000
1,200,000	Massachusetts HEFA for Bentley College Issue, Series K, 1.66%, 7/1/30(a)	1,200,000
200,000	Massachusetts HEFA for Capital Assets Program, Series D, 1.65%, 1/1/35(a)	200,000
400,000	Massachusetts HEFA for Capital Assets Program, Series G-1, 1.85%, 1/1/19(a)	400,000
1,200,000	Massachusetts HEFA for Hallmark Health Systems, Series B, 1.55%, 7/1/27(a)	1,200,000
1,375,000	Massachusetts HEFA for Harvard University, Series Y, 1.30%, 7/1/35(a)(b)	1,375,000
880,000	Massachusetts HEFA for MIT, Series J-2, 1.30%, 7/1/31(a)(b)	880,000
580,000	Massachusetts HEFA for Partners Healthcare Systems, Series P-1, 1.53%, 7/1/27(a)	580,000
1,330,000	Massachusetts HEFA for University of Massachusetts, Series A, 1.50%, 11/1/30(a)(b)	1,330,000
1,300,000	Massachusetts HEFA for Wellesley College, Series E, 1.60%, 7/1/22(a)(b)	1,300,000
690,000	Massachusetts HEFA for Williams College, Series E, 1.50%, 8/1/14(a)(b)	690,000
710,000	Massachusetts HFA for Single Family Housing, 1.70%, 12/1/30(a)	710,000
300,000	Massachusetts IFA for Cambridge Isotope Labs Inc, 1.60%, 6/1/15(a)	300,000
1,150,000	Massachusetts State GO Limited, Series A, 5.38%, 8/1/08	1,155,982
1,000,000	Massachusetts State GO Unlimited, Series A, 1.55%, 9/1/16(a)	1,000,000
600,000	Massachusetts State GO Unlimited, Series B, 1.55%, 9/1/16(a)	600,000
1,600,000	Massachusetts WRA for Water Utility Improvements, Series A, 3.65%, 4/1/28(a)	1,600,000
		28,635,587
	PUERTO RICO—2.6%
800,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08	801,074

Total Investments (Cost* $29,436,661)	96.6%		29,436,661
Comprehensive management fees payable	(0.0	)^	(1,319)
Distribution (12b-1) fees payable	(0.0	)^	(380)
Other assets less liabilities	3.4		1,037,803
Net Assets	100.0%		$30,472,765
Net asset value, offering and redemption price per share of each class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class: 27,793,679 shares, Class R			$1.00
2,679,086 shares, Class Treasurer's Trust			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—MICHIGAN MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—94.8%	Value (Note 1)
	MICHIGAN—90.8%
$1,260,000	Ann Arbor EDC for Glacier Hills Inc. Project, Series A, 1.60%, 11/1/25(a)	$1,260,000
100,000	Detroit EDC for Waterfront Reclamation, Series A, 1.55%, 5/1/09(a)	100,000
100,000	Detroit Sewer Disposable Revenue for Senior Lien, Series B, 1.50%, 7/1/33(a)	100,000
1,300,000	Detroit Sewer Disposable Revenue for Senior Lien, Series C-1, 1.65%, 7/1/27(a)	1,300,000
235,000	Green Lake Township EDC for Interlochen Center Project, 1.55%, 6/1/34(a)	235,000
1,000,000	Jackson County EDC for Thrifty Leoni Inc. Project, 1.70%, 12/1/14(a)	1,000,000
410,000	Jackson County EDC for Vista Grande Villa, Series A, 1.45%, 11/1/31(a)	410,000
1,460,000	Jackson County HRB for W.A. Foote Memorial Hospital, Series C, 2.45%, 5/12/26(a)	1,460,000
25,000	Kalamazoo HRB for Bronson Methodist Hospital, 1.51%, 5/15/36(a)	25,000
1,385,000	Kalamazoo HRB for Bronson Methodist Hospital, Series B, 1.95%, 12/1/15(a)	1,385,000
1,200,000	Kentwood EDC for Holland Home, Series B, 1.60%, 11/1/32(a)	1,200,000
1,260,000	Lenawee County EDC for Siena Heights University Project, 1.63% 11/1/24(a)	1,260,000
1,295,000	Michigan State Building Authority for Multi-Modal Facilities Program, Series II A, 1.57%, 10/15/40(a)	1,295,000
1,050,000	Michigan State HDA, Series 1999 B2, 1.88%, 6/1/24(a)	1,050,000
145,000	Michigan State HDA, Series 2000 A, 1.68%, 12/1/16(a)	145,000
1,270,000	Michigan HFR for Henry Ford Health, Series B, 1.53%, 11/15/40(a)	1,270,000
1,260,000	Michigan State HDA MHR for Courtyards of Taylor, Series A, 1.56%, 8/15/32(a)	1,260,000
625,000	Michigan State University General Revenue, Series A, 1.50%, 8/15/32(a)	625,000
1,435,000	Michigan Strategic Fund for American Cancer Society Project, 3.18%, 6/1/37(a)	1,435,000
1,400,000	Michigan Strategic Fund for Detroit Edison, Series ET, 1.55%, 8/1/29(a)	1,400,000
100,000	Michigan Strategic Fund for Louisiana-Pacific Corp., 1.65%, 9/1/09(a)	100,000
1,440,000	Michigan Strategic Fund for Metaltec Steel Abrasive Co., 1.85%, 8/1/31(a)	1,440,000
1,180,000	Michigan Strategic Fund for MOT LLC Project, 1.55%, 12/1/34(a)	1,180,000
1,265,000	Michigan Strategic Fund for Rest Haven Christian Services, 1.64%, 11/15/34(a)	1,265,000
80,000	Michigan Strategic Fund for Transnav Technologies Inc., 1.75%, 12/1/27(a)	80,000
1,265,000	Milan Area Schools Unlimited GO, 1.65%, 5/1/30(a)	1,265,000
600,000	Royal Oak HRB for William Beaumont Hospital, Series U, 1.85%, 1/1/20(a)	600,000
500,000	Oakland County EDC for Openings LP Project, 1.65%, 12/1/32(a)	500,000
1,465,000	University of Michigan Revenue for General Purposes, Series B, 1.35%, 4/1/28(a)(b)	1,465,000
180,000	University of Michigan Revenue for Hospital Purposes, Series A, 1.55%, 12/1/27(a)(b)	180,000
400,000	Woodhaven Brownstown School District GO for School Building and Site, Series B, 1.66%, 5/1/34(a)	400,000
		26,690,000
	PUERTO RICO—4.0%
590,000	Puerto Rico Commonwealth GO Unlimited for Public Improvement, Series A-2, 1.58%, 7/1/29(a)	590,000
600,000	Puerto Rico Commonwealth GO Unlimited for Public Improvement, Series A-4, 1.25%, 7/1/31(a)	600,000
		1,190,000

Total Investments (Cost* $27,880,000)	94.8%	27,880,000
Other assets less liabilities	5.2	1,528,202
Net Assets	100.0%	$29,408,202

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—MICHIGAN MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2008

Assets
Investments in securities, at value (Cost $27,880,000)	$27,880,000
Cash	1,457,850
Interest receivable	67,867
Other assets	4,191
Total Assets	29,409,908
Liabilities
Comprehensive management fees payable	1,302
Distribution (12b-1) fees payable	402
Trustees fees payable	2
Total Liabilities	1,706
Net Assets	$29,408,202
Net asset value, offering and redemption price per share, based on $29,408,202 shares of beneficial interest, $.001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—NEW JERSEY MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—95.2%	Value (Note 1)
	NEW JERSEY—82.5%
$300,000	Essex County for Jewish Community Center Metrowest Project, 1.56%, 7/1/25(a)	$300,000
3,550,000	Hudson County Pooled Government Loan Program, 1.45%, 7/15/26(a)	3,550,000
2,490,000	New Jersey Building Authority Revenue, Sub-Series A-3, 1.55%, 6/15/23(a)	2,490,000
1,400,000	New Jersey Building Authority Revenue, Sub-Series A-4, 1.45%, 6/15/23(a)	1,400,000
600,000	New Jersey EDA for Bennedictine Abbey Newark, 1.55%, 12/1/30(a)	600,000
975,000	New Jersey EDA for Cascade Corp., Series A, 1.60%, 2/1/38(a)	975,000
2,305,000	New Jersey EDA for Catholic Community Services Project, 1.58%, 5/1/23(a)	2,305,000
1,000,000	New Jersey EDA for Cedar Crest Village Inc, Series A, 1.52%, 1/1/36(a)	1,000,000
3,965,000	New Jersey EDA for Geriatrics Housing Services Project, 1.47%, 11/1/31(a)	3,965,000
2,020,000	New Jersey EDA for Hun School of Princeton Project, 1.57%, 11/1/34(a)	2,020,000
190,000	New Jersey EDA for Institute of Electrical, Series A, 1.58%, 4/1/14(a)	190,000
540,000	New Jersey EDA for Morris Museum Project, 1.52%, 2/1/31(a)	540,000
3,000,000	New Jersey EDA for Port Newark Container LLC, 1.60%, 7/1/30(a)	3,000,000
1,000,000	New Jersey EDA for Ranney School Project, 1.60%, 8/1/37(a)	1,000,000
450,000	New Jersey EDA for Republic Services Inc. Project, 1.55%, 9/1/13(a)	450,000
700,000	New Jersey EDA for RJB Associates LP, 1.57%, 8/1/08(a)	700,000
1,030,000	New Jersey EDA for Stuart Country Day School, 1.65%, 10/1/32(a)	1,030,000
2,800,000	New Jersey EDA for Thermal Energy Facilities Ltd., Series A, 1.80%, 12/1/31(a)	2,800,000
540,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 1.60%, 9/1/31(a)	540,000
1,550,000	New Jersey EDA for USGA Project, 1.57%, 5/1/23(a)	1,550,000
900,000	New Jersey EDA for VPR Commerce Center Project, 1.57%, 8/1/17(a)	900,000
2,200,000	New Jersey EFA, Series 97-A, 2.10%, 6/10/08	2,200,000
2,000,000	New Jersey HCF for Community Hospital, Series A-1, 1.56%, 7/1/20(a)	2,000,000
800,000	New Jersey HCF for Matheny School Hospital, Series A-2, 1.53%, 7/1/23(a)	800,000
3,600,000	New Jersey HCF for Meridian, 2.60%, 7/1/38(a)	3,600,000
250,000	New Jersey HCF for Robert Wood Johnson @ Rahway Hospital, Series A-8, 1.56%, 7/1/23(a)	250,000
3,205,000	New Jersey HCF for St. Barnabas, Series A, 1.47%, 7/1/31(a)	3,205,000
2,367,000	New Jersey Sports & Exposition Authority, Series B-1, 1.50%, 3/1/21(a)	2,367,000
2,855,000	New Jersey State Housing & Mortgage Finance Agency MFH, Series G, 1.60%, 5/1/34(a)	2,855,000
1,565,000	New Jersey State Housing & Mortgage Finance Agency Single Family, Series O, 1.60%, 10/1/26(a)	1,565,000
4,000,000	New Jersey State TRANS, 4.50%, 6/24/08	4,002,205
2,670,000	New Jersey Turnpike Authority, Series C-1, 1.50%, 1/1/24(a)	2,670,000
1,000,000	New Jersey Turnpike Authority, Series C-2, 1.50%, 1/1/24(a)	1,000,000
3,300,000	Salem County PCR for Atlantic City Electric Co., 2.30%, 4/15/14(a)	3,300,000
335,000	Union City GO, 6.38%, 11/1/08	339,833
		61,459,038
	FLORIDA—2.8%
2,050,000	University of South Florida Foundation for Interdisciplinary Studies, Series A, 2.32%, 8/1/34(a)	2,050,000
	NEW YORK—6.6%
1,900,000	New York State HDR for Boricua Village Apartments, Series A-2, 1.58%, 9/1/42(a)	1,900,000
3,040,000	Port Authority of New York & New Jersey, Series B, 1.85%, 6/5/08	3,040,000
		4,940,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—NEW JERSEY MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	PUERTO RICO—3.3%
$545,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 1.58%, 7/1/29(a)	$545,000
1,900,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08	1,902,551
		2,447,551

Total Investments (Cost* $70,896,589)	95.2%		70,896,589
Comprehensive management fees payable	(0.0	)^	(3,296)
Distribution (12b-1) fees payable	(0.0	)^	(1,017)
Other assets less liabilities	4.8		3,576,173
Net Assets	100.0%		$74,468,449
Net asset value, offering and redemption price per share, based on $74,468,449 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—OHIO MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—99.7%	Value (Note 1)
	OHIO—98.6%
$1,180,000	Akron Bath Copley Joint Township HRB for Summa Health System, Series B, 1.65%, 11/1/34(a)	$1,180,000
375,000	Allen County HCF for Mennonite Memorial Home Project, 1.63%, 2/1/18(a)	375,000
980,000	Butler County HCF for Lifesphere Project, 1.55%, 5/1/27(a)	980,000
550,000	Cleveland Waterworks Revenue, Series L, 2.60%, 1/1/33(a)	550,000
700,000	Cleveland-Cuyahoga County Port Authority for Carnegie/89th Garage Project, 2.95% - 3.60%, 1/1/37(a)	700,000
845,000	Cleveland-Cuyahoga County Port Authority for Euclid/93rd Garage & Office, 1.56%, 1/1/34(a)	845,000
320,000	Cleveland-Cuyahoga County Port Authority for Special Buildings 1 & 3 LLC, 3.63%, 1/1/37(a)	320,000
500,000	Clinton County Airport Facilities Revenue for Wilmington Air Park Inc., 1.63%, 6/1/11(a)	500,000
750,000	Columbus Regional Airport Authority for Capital Funding, Series A, 1.64%, 3/1/34(a)	750,000
750,000	Cuyahoga County Civic Facilities Revenue for Cleveland Health Education Museum, 1.69%, 3/1/32(a)	750,000
2,300,000	Cuyahoga County EDA for Cleveland Botanical Gardens Project, 1.65%, 7/1/31(a)	2,300,000
595,000	Franklin County HCF for Friendship Village of Dublin, Series B, 1.60%, 11/1/34(a)	595,000
250,000	Franklin County HRB for U.S. Health Corporation, Series B, 1.53%, 12/1/20(a)	250,000
435,000	Greene County Revenue for Fairview Extended, Series B, 1.40%, 1/1/11(a)	435,000
950,000	Hamilton County HCF for Episcopal Retirement Homes Inc., Series B, 1.55%, 6/1/35(a)	950,000
820,000	Hamilton County HCF for MLB Hilltop Health Facilities Project, Series A, 1.55%, 6/1/22(a)	820,000
1,060,000	Kent State University General Revenue Receipts, 2.58%, 5/1/31(a)	1,060,000
900,000	Middleburgh Heights HRB for Southwest General Health, 1.65%, 8/15/22(a)	900,000
500,000	Montgomery County HRB for Kettering Health, Series B, 1.43%, 8/1/47(a)	500,000
1,300,000	Montgomery County MFH for Cambridge Commons Apartments, Series A, 1.63%, 4/1/38(a)	1,300,000
300,000	Ohio HFA MFH for Chambrel at Montrose, Series F, 1.56%, 11/15/32(a)	300,000
1,200,000	Ohio HFA MFH for Shannon Glen Apartments Project, 1.63%, 12/15/36(a)	1,200,000
150,000	Ohio State Air Quality DAR for Firstenergy Nuclear Generation, Series A, 1.62%, 6/1/33(a)	150,000
650,000	Ohio State Air Quality DAR for Ohio Edison Project, Series A, 1.70%, 2/1/14(a)	650,000
500,000	Ohio State Air Quality DAR for Timken Co. Project, 1.60%, 11/1/25(a)	500,000
1,500,000	Ohio State Building Authority for Adult Correction, Series A, 5.50%, 10/1/08	1,519,324
820,000	Ohio State EFA for Ashland University Project, 1.67%, 9/1/24(a)	820,000
1,320,000	Ohio State EFA for Case Western University, Series A, 1.55%, 10/1/31(a)	1,320,000
100,000	Ohio State University General Revenue Receipts for University & College Improvements, 1.50%, 12/1/27(a)(b)	100,000
880,000	Ohio State WDA PCR for Firstenergy Nuclear Generation Project, Series A, 1.50%, 8/1/33(a)	880,000
250,000	Ohio State WDA PCR for Firstenergy Nuclear Generation Project, Series B, 1.60%, 1/1/34(a)	250,000
100,000	Richland County HCF for Wesleyan Senior Living, Series A, 1.63%, 11/1/27(a)	100,000
255,000	Richland County HCF for Wesleyan Senior Living, Series B, 1.63%, 11/1/27(a)	255,000
1,460,000	Toledo City Services Special Assessment Notes, 2.65%, 12/1/10(a)	1,460,000
565,000	Toledo-Lucas County Port Authority Revenue for Franciscan Communities of St. Mary, Series C, 1.60%, 5/15/38(a)	565,000
1,300,000	University of Akron General Receipts Revenue, Series C-2, 1.50%, 1/1/29(a)	1,300,000
500,000	Wellsville City School District, 5.65%, 12/1/08	518,975
		27,948,299
	PUERTO RICO—1.1%
310,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 1.58%, 7/1/29(a)	310,000

Total Investments (Cost* $28,258,299)	99.7%		28,258,299
Comprehensive management fees payable	(0.0	)^	(1,254)
Distribution (12b-1) fees payable	(0.0	)^	(387)
Other assets less liabilities	0.3		74,317
Net Assets	100.0%		$28,330,975
Net asset value, offering and redemption price per share, based on 28,330,975 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—92.8%	Value (Note 1)
	PENNSYLVANIA—92.8%
$800,000	Allegheny County DAR for Health Care Dialysis Clinic, 1.55%, 12/1/19(a)	$800,000
1,400,000	Allegheny County DAR for Health Center Presbyterian, Series A, 1.70%, 3/1/20(a)	1,400,000
1,500,000	Allegheny County DAR for Health Center Presbyterian, Series B, 1.70%, 3/1/20(a)	1,500,000
1,800,000	Allegheny County DAR for Health Center Presbyterian, Series D, 1.70%, 3/1/20(a)	1,800,000
2,500,000	Allegheny County IDA for United Jewish Federation, Series B, 1.62%, 10/1/25(a)	2,500,000
1,400,000	Allegheny County IDA for UPMC Health Systems, Series C, 1.64%, 3/1/15(a)	1,400,000
300,000	Beaver County GO, Series B, 1.63%, 10/1/26(a)	300,000
700,000	Beaver County IDA PCR for Firstenergy Nuclear Generation, Series A, 1.55%, 1/1/35(a)	700,000
340,000	Beaver County IDA PCR for Firstenergy Nuclear Generation, Series B, 1.57%, 12/1/35(a)	340,000
2,590,000	Berks County IDA for Kutztown University Foundation Project, 1.63%, 1/1/29(a)	2,590,000
830,000	Bucks County IDA for Law School Admission Council, 1.55%, 5/1/33(a)	830,000
1,750,000	Bucks County IDA for Pennswood Village Project, Series B, 1.55%, 10/1/34(a)	1,750,000
3,580,000	Butler County General Authority for Hampton Township School District Project, 1.65%, 11/15/21(a)	3,580,000
650,000	Butler County IDA for Concordia Lutheran, Series A, 1.65%, 5/1/34(a)	650,000
1,700,000	Butler County IDA for Concordia Lutheran, Series B, 1.65%, 8/1/30(a)	1,700,000
1,000,000	Butler County IDA for Concordia Lutheran, Series C, 1.65%, 10/1/30(a)	1,000,000
195,000	Chester County HEFA for Barclay Friends Project, Series B, 1.54%, 8/1/25(a)	195,000
5,000,000	Cumberland County Municipal Authority for Asbury Obligated Group, 1.63%, 1/1/41(a)	5,000,000
2,000,000	Cumberland County Municipal Authority for Presbyterian Homes Inc., Series B, 1.59%, 12/1/32(a)	2,000,000
250,000	Dauphin County HSR for Pinnacle Health System Project, 1.51%, 8/15/27(a)	250,000
1,600,000	Delaware County IDA for Sun Inc., 1.60%, 11/1/33(a)	1,600,000
3,500,000	Delaware Valley Regional Financial Authority for Local Government, Series A, 1.47%, 12/1/19(a)	3,500,000
200,000	Delaware Valley Regional Financial Authority for Local Government, Series A, 1.47%, 12/1/20(a)	200,000
3,100,000	Fayette County HRB for Fayette Regional Health Systems, Series B, 1.62%, 6/1/37(a)	3,100,000
3,000,000	Franklin County IDA for Menno Haven Projects, 1.68%, 8/15/38(a)	3,000,000
845,000	Hamburg Area School District GO for School Improvements, 1.62%, 5/15/25(a)	845,000
1,450,000	Indiana County IDA PCR for Conemaugh Project, Series A, 1.80%, 6/1/27(a)	1,450,000
1,970,000	Lawrence County IDA for Villa Maria Project, 1.70%, 7/1/33(a)	1,970,000
2,020,000	Lebanon County HCF for ECC Retirement Village Project, 1.67%, 10/15/25(a)	2,020,000
3,750,000	Lehigh County General Purpose Authority for Shepherd Group, Series B, 1.60%, 11/1/27(a)	3,750,000
500,000	Middletown Area School District GO for School Improvements, 1.64%, 6/1/22(a)	500,000
1,300,000	Montgomery County HEA for William Penn Charter, 1.62%, 9/15/31(a)	1,300,000
2,500,000	Montgomery County, IDA Series 94-B, 1.95%, 6/10/08	2,500,000
1,000,000	Montgomery County, IDA Series 96-A, 1.95%, 6/10/08	1,000,000
1,000,000	Nazareth Area School District GO for School Improvements, 1.65%, 2/1/31(a)	1,000,000
795,000	Northampton County IDA for First Mortgage of Kirkland Village, 1.59%, 11/1/30(a)	795,000
3,445,000	Pennsylvania Energy Development for B&W Ebensburg Project, 1.62%, 12/1/11(a)	3,445,000
3,500,000	Pennsylvania State EFA for Drexel University, Series B, 1.59%, 5/1/32(a)	3,500,000
620,000	Pennsylvania State EFA for Independent Colleges, Series E-3, 1.59%, 11/1/14(a)	620,000
1,000,000	Pennsylvania State EFA for Thomas Jefferson University, Series B, 1.55%, 2/1/31(a)	1,000,000
795,000	Pennsylvania State Turnpike Commission for Registration Fees, Series D, 1.60%, 7/15/41(a)	795,000
2,350,000	Pennsylvania State Turnpike Commission for Turnpike Revenue, Series A-3, 1.60%, 12/1/30(a)	2,350,000
2,350,000	Philadelphia IDA for National Board of Medical Examiners Project, 1.90%, 5/1/37(a)	2,350,000
800,000	Philadelphia IDA for Newcourtland Elder Services Project, 1.62%, 3/1/26(a)	800,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	PENNSYLVANIA (Continued)
$350,000	Philadelphia Multi-Modal GO, Series B, 1.62%, 8/1/31(a)	$350,000
2,000,000	Philadelphia WSR, 6.25%, 8/1/08	2,013,988
610,000	Pittsburgh WSR, 2.65%, 9/1/08	610,636
1,750,000	Shaler Area School District GO, Series A, 2.00%, 11/15/08	1,749,773
2,340,000	Southcentral General Authority for Wellspan Health, Series B, 2.85%, 5/15/31(a)	2,340,000
1,000,000	Washington County for Girard Estate Project, 1.55%, 6/1/27(a)	1,000,000
3,700,000	Westmoreland County IDA for Redstone Highlands Apartments, Series B, 1.62%, 1/1/36(a)	3,700,000
		85,439,397

Total Investments (Cost* $85,439,397)	92.8%	85,439,397
Other assets less liabilities	7.2	6,630,680
Net Assets	100.0%	$92,070,077

RESERVE MUNICIPAL MONEY-MARKET TRUST II—PENNSYLVANIA MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2008

Assets
Investments in securities, at value (Cost $85,439,397)	$85,439,397
Cash	5,623,604
Receivable for securities sold	2,565,245
Interest receivable	199,598
Other assets	2,165
Total Assets	93,830,009
Liabilities
Payable for securities purchased	1,751,425
Comprehensive management fees payable	4,075
Distribution (12b-1) fees payable	1,258
Income dividend payable	2,817
Trustee fees payable	3
Other Liabilities	354
Total Liabilities	1,759,932
Net Assets	$92,070,077
Net asset value, offering and redemption price per share, based on 92,070,077 shares of beneficial interest, $.001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—VIRGINIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—95.0%	Value (Note 1)
	VIRGINIA—89.1%
$540,000	Alexandria HDR MFH for Glebe Park Apartments Project, Series A, 1.57%, 8/1/28(a)	$540,000
800,000	Alexandria IDA for Goodwin House Inc., 1.35%, 10/1/35(a)	800,000
200,000	Alexandria IDA for Pooled Loan Program, Series A, 1.55%, 7/1/26(a)	200,000
1,850,000	Arlington County for Ballston Public Parking, 1.70%, 8/1/17(a)	1,850,000
400,000	Botetourt County IDA for Virginia Forge Co. LLC Project, 1.85%, 7/1/11(a)	400,000
500,000	Capital Region Airport Commission for Passenger Facilities, Series B, 1.61%, 6/1/35(a)	500,000
1,500,000	Charles City County EDA SWD for Waste Management Inc. Project, Series A, 1.75%, 2/1/29(a)	1,500,000
1,100,000	Charlottesville IDA EFA for University of Virginia Foundation Projects, Series B, 1.50%, 12/1/37(a)	1,100,000
500,000	Charlottesville IDA for Sequel Investors LP, Series B, 1.70%, 12/1/13(a)	500,000
1,100,000	Chesapeake HRB for Chesapeake General Hospital, Series B, 1.60%, 7/1/31(a)	1,100,000
1,460,000	Clarke County IDA HRB for Winchester Medical Center Inc., 1.63%, 1/1/30(a)	1,460,000
195,000	Fairfax County EDA for George Mason University Foundation Inc. Project, 1.60%, 2/1/29(a)	195,000
1,445,000	Fairfax County EDA for Smithsonian Institution, Series A, 1.40%, 12/1/33(a)	1,445,000
855,000	Hampton MFH for Shoreline Apartments Project, 1.56%, 12/1/19(a)	855,000
910,000	Hanover County IDA Residential Care Facility for Covenant Woods, 1.65%, 7/1/29(a)	910,000
600,000	Henrico County EDA Residential Care Facility for Westminster Centerbury, Series B, 1.60%, 10/1/35(a)	600,000
500,000	James City County IDA MFH for Chambrel Project, 1.56%, 11/15/32(a)	500,000
200,000	King George County IDA for Birchwood Power Partners Project, 1.72%, 11/1/25(a)	200,000
1,055,000	King George County IDA for Birchwood Power Partners Project, Series A, 1.35%, 10/1/24(a)	1,055,000
960,000	King George County IDA SWD for Garnet of Virginia Inc. Project, 1.75%, 9/1/21(a)	960,000
600,000	Lexington IDA EFA for VMI Development Board Inc. Project, 1.30%, 12/1/36(a)	600,000
750,000	Loudoun County IDA for Howard Hughes Medical Institute, Series E, 1.47%, 2/15/38(a)	750,000
450,000	Loudoun County IDA for Loudoun County Day School Inc., 2.09%, 3/1//38(a)	450,000
725,000	Madison County IDA EFA for Woodberry Forest School, 1.35%, 10/1/37(a)	725,000
340,000	Newport News HDA MFH for Springhouse Apartments Project, 1.56%, 9/1/26(a)	340,000
1,500,000	Pocahontas Parkway Association Toll Road Revenue, Series A, 5.50%, 8/15/08	1,541,756
300,000	Portsmouth GO, 5.00%, 7/1/08	300,703
450,000	Roanoke IDA for Carilion Health System, Series C-1, 1.40%, 7/1/27(a)	450,000
990,000	Spotsylvania County GO for School Improvements, 5.00%, 1/15/09	1,008,307
1,415,000	Suffolk HDA MFH for Oak Springs Apartments, 1.56%, 12/1/19(a)	1,415,000
1,950,000	University of Virginia General Revenue, Series A, 1.63%, 6/1/34(a)	1,950,000
920,000	Virginia Beach DAR EFA for Virginia Wesleyan College Project, 1.55%, 7/1/33(a)	920,000
100,000	Virginia Beach DAR IDA for Architectural Graphics Project, 1.70%, 5/1/20(a)	100,000
1,200,000	Virginia Commonwealth University General Revenue, Series B, 1.70%, 11/1/30(a)	1,200,000
750,000	Virginia Commonwealth University Health System Authority, Series A, 1.28%, 7/1/37(a)	750,000
		29,170,766
	PUERTO RICO—5.5%
635,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 1.58%, 7/1/29(a)	635,000
170,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-3, 1.25%, 7/1/29(a)	170,000
1,000,000	Puerto Rico Commonwealth GO, Series A-6 1.00%, 7/1/33(a)	1,000,000
		1,805,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—VIRGINIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	WASHINGTON—0.4%
$150,000	Snohomish County Public Utility Revenue for Generation Systems, 2.10%, 1/1/25(a)	$150,000

Total Investments (Cost* $31,125,766)	95.0%	31,125,766
Comprehensive management fees payable	0.0	(1,450)
Distribution (12b-1) fees payable	0.0	(447)
Other assets less liabilities	5.0	1,626,857
Net Assets	100.0%	$32,750,726
Net asset value, offering and redemption price per share, based on 32,750,726 shares of beneficial interest, $.001 per value outstanding, Class R		$1.00

See notes to financial statements.

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—99.5%	Value (Note 1)
	NEW YORK—99.5%
$695,000	Bleecker HDC for Bleecker Terrace Apartment Project, Series 85, 1.68%, 7/1/15(a)	$695,000
2,890,000	Columbia County IDA for Rual Manufacturing Co. Inc., Project A, 1.55%, 5/1/25(a)	2,890,000
500,000	Dutchess IDA for Trinity Pawling School, 1.59%, 2/1/18(a)	500,000
1,380,000	Genesee County IDA for R.J. Properties LLC Project, 1.55%, 7/1/20(a)	1,380,000
6,500,000	Liberty Development Corporation for Greenwich LLC, 1.35% 12/1/39(a)	6,500,000
600,000	Long Island Power Authority Electric System Revenue, Series 1-A, 1.55%, 5/1/33(a)	600,000
1,120,000	Long Island Power Authority Electric System Revenue, Series D, 1.51%, 12/1/29(a)	1,120,000
500,000	Long Island Power Authority Electric System Revenue, Series F, 1.51%, 12/1/29(a)	500,000
900,000	Long Island Power Authority Electric System Revenue, Series G, 1.40%, 12/1/29(a)	900,000
3,000,000	Long Island Power Authority Electric System Revenue, Series N, 2.30%, 12/1/29(a)	3,000,000
1,000,000	Metropolitan Transportation Authority Dedicated Tax Fund, Series B, 1.35%, 11/1/22(a)	1,000,000
5,580,000	Metropolitan Transportation Authority Dedicated Tax Fund, Series D-1, 2.26%, 11/1/34(a)	5,580,000
2,200,000	Monroe County for Margaret Woodbury Strong Museum, 1.50%, 4/1/35(a)	2,200,000
1,300,000	Monroe County IDA for St. Ann's Home Project, 1.52%, 7/1/30(a)	1,300,000
2,000,000	Nassau County Interim Financial Sales Tax Secured, Series B, 4.00%, 11/15/08	2,018,290
3,800,000	New York City Cultural Resources for Asian Society, 1.40%, 4/1/30(a)	3,800,000
2,600,000	New York City GO, Sub-Series A-9, 1.54%, 8/1/18(a)	2,600,000
1,050,000	New York City GO, Sub-Series C-4, 1.40%, 8/1/20(a)	1,050,000
500,000	New York City GO, Sub-Series E-4, 1.55%, 8/1/34(a)	500,000
300,000	New York City GO, Sub-Series F-3, 1.37%, 9/1/35(a)	300,000
1,575,000	New York City HDC Multifamily for 1405 Fifth Avenue Apartments, Series A, 1.53%, 7/1/39(a)	1,575,000
5,000,000	New York City HDC Multifamily for 2 Gold Street, Series A, 1.52%, 4/15/36(a)	5,000,000
7,000,000	New York City HFA Multifamily for Worth Street, 1.58%, 5/15/33(a)	7,000,000
300,000	New York City IDA for Children's Oncology Society, 1.50%, 5/1/21(a)	300,000
7,800,000	New York City IDA for Liberty-FC Hanson Office Associates, 1.50%, 12/1/39(a)	7,800,000
1,725,000	New York City MWFA WSR for ROCS RR II R-11264, 1.59%, 6/15/37(a)	1,725,000
2,500,000	New York City TFA for Future Tax, Series A-1, 1.54%, 11/15/22(a)	2,500,000
3,400,000	New York City TFA for Future Tax, Series C, 1.50%, 2/1/32(a)	3,400,000
3,100,000	New York State Dorm Authority for Beverwyck Inc., 1.55%, 7/1/25(a)	3,100,000
400,000	New York State Dorm Authority for Mental Health Services, Sub-Series D-2A, 1.63%, 2/15/31(a)	400,000
6,000,000	New York State Dorm Authority for Personal Income Tax, Series C, 2.26%, 3/15/32(a)	6,000,000
2,150,000	New York State Dorm Authority for ROCS RR II R-12121, 1.59%, 3/15/31(a)	2,150,000
2,000,000	New York State HDC for Queens Family Courthouse Apartments, Series A, 2.25%, 6/1/42(a)	2,000,000
4,075,000	New York State HDR for Boricua Village Apartments, Series A-2, 1.58%, 9/1/42(a)	4,075,000
5,000,000	New York State HFA for 125 West 31st Street Association, Series A, 1.58%, 5/15/38(a)	5,000,000
7,685,000	New York State HFA for 250 West 93rd Street LLC, Series 2005 A, 1.51%, 11/1/38(a)	7,685,000
6,500,000	New York State HFA for 270 East Burnside Avenue Apartments, 1.75%, 1/15/39(a)	6,500,000
1,400,000	New York State HFA for Kew Gardens Hills Housing, Series A, 1.70%, 5/15/36(a)	1,400,000
300,000	New York State HFA for Remeeder Houses, Series A, 1.60%, 5/1/39(a)	300,000
4,500,000	New York State HFA for Rip Van Winkle House, Series A, 3.59%, 11/1/34(a)	4,500,000
2,000,000	New York State HFA for Victory Housing, Series 2004 A, 1.58%, 11/1/33(a)	2,000,000
2,450,000	New York State LGAC, Series 4-V, 1.50%, 4/1/22(a)	2,450,000
9,000,000	New York State MFH for Avalon Bowery Place II-A, 3.53% - 3.86%, 11/1/39(a)	9,000,000
8,100,000	New York State R&D for Con Ed, Sub-Series C-2, 1.70%, 11/1/39(a)	8,100,000

See notes to financial statements.

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	NEW YORK (Continued)
$300,000	New York State R&D for Long Island Lighting Company, Series A, 1.75%, 12/1/27(a)	$300,000
350,000	Oswego County IDA for Fulton Thermal Corp Project, 1.55%, 6/1/14(a)	350,000
2,500,000	Otsego County IDA for Mary Imogene Bassett Hospital, Series A, 1.69%, 5/1/27(a)	2,500,000
6,600,000	Port Authority NY & NJ for ROCS RR II R-9206, 1.68%, 9/15/28(a)	6,600,000
4,165,000	Rockland County IDA for Gussack Realty/Tappan Wire, 1.75%, 5/1/22(a)	4,165,000
2,350,000	Schenectady County IDA for Sunnyview Hospital and Rehabilitation Center, Series A, 1.70%, 8/1/33(a)	2,350,000
5,000,000	Suffolk County IDA for Touro College Project, 1.50%, 6/1/37(a)	5,000,000
4,290,000	Tompkins County IDA for Kendal Ithaca Community Care, Series B, 1.62%, 7/1/24(a)	4,290,000
1,500,000	Triborough Bridge & Tunnel Authority, Series A, 1.83%, 1/1/19(a)	1,500,000
2,690,000	Triborough Bridge & Tunnel Authority, Sub-Series B-1, 1.45%, 1/1/32(a)	2,690,000
2,850,000	Triborough Bridge & Tunnel Authority, Sub-Series B-2, 1.46%, 1/1/32(a)	2,850,000
1,495,000	Triborough Bridge & Tunnel Authority, Sub-Series B-4, 1.45%, 1/1/32(a)	1,495,000
900,000	Troy IDA for Rensselaer Polytechnic Institute, 1.35%, 9/1/42(a)	900,000
6,500,000	Ulster County IDA for Kingston Regional Senior Living, Series C, 1.52%, 9/15/37(a)	6,500,000
8,755,000	Westchester IDA for Catherine Field Home, 1.52%, 1/1/31(a)	8,755,000
		182,638,290

Total Investments (Cost* $182,638,290)	99.5%		182,638,290
Comprehensive management fees payable	(0.0	)^	(8,120)
Distribution (12b-1) fees payable	(0.0	)^	(2,506)
Other assets less liabilities	0.5		844,670
Net Assets	100.0%		$183,472,334

Net asset value, offering and redemption price per share of each class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class: 183,442,894 shares, Class R	$1.00
29,440 shares, Class Treasurer's Trust	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—ARIZONA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—92.7%	Value (Note 1)
	ARIZONA—88.5%
$10,000	Apache County IDA for Tucson Electric Power, Series 83A, 1.70%, 12/15/18(a)	$10,000
19,000	Apache County IDA for Tucson Electric Power, Series 83C, 1.70%, 12/15/18(a)	19,000
20,000	Arizona HCF for Banner Health System, Series A, 1.95%, 1/1/29(a)	20,000
15,000	Arizona HCF for Catholic West, Series B, 1.70%, 7/1/35(a)	15,000
30,000	Arizona HCF for The Terraces, 1.63%, 12/1/37(a)	30,000
100,000	Arizona School District TAN, 4.50%, 7/30/08	100,134
30,000	Arizona Sports & Tourism Authority, Multipurpose Stadium, 1.65%, 7/1/36(a)	30,000
30,000	Arizona State University Revenue, Series A, 1.75%, 7/1/34(a)	30,000
30,000	Coconino County IDA for Scuff Steel Project, 1.73%, 3/1/27(a)	30,000
25,000	Coconino County PCR for Arizona Public Service Co. Project, 1.45%, 11/1/33(a)	25,000
30,000	Maricopa County IDA MHR for Las Gardenias Apartments, Series A, 1.85%, 4/15/33(a)	30,000
30,000	Maricopa County IDA MHR for San Remo Apartments Project, 1.85%, 9/15/35(a)	30,000
25,000	Mesa IDA for Discovery Health, Series B, 2.50%, 1/1/29(a)	25,000
20,000	Phoenix Civic Improvement Corp. Wastewater System Revenue for Sr. Lien, Series A, 2.00%, 7/1/23(a)	20,000
30,000	Phoenix IDA for Southwest Human Development Project, 1.63%, 4/1/28(a)	30,000
30,000	Phoenix IDA MHR for Del Mar Terrace Apartments, Series A, 1.55%, 10/1/29(a)	30,000
30,000	Pima County IDA for GNMA MBS Broadway, Series A, 1.62%, 12/1/25(a)	30,000
30,000	Salt River Pima for Indian Community, 1.55%, 10/1/26(a)	30,000
26,000	Scottsdale IDA for Notre Dame School, Series A, 1.60%, 5/1/21(a)	26,000
15,000	Yavapai County IDA HRB for Yavapai Regional Medical Center, Series B, 2.21%-2.65%, 12/1/26(a)	15,000
30,000	Yavapai County IDA SWD for Allied Waste North America, Series A, 1.63%, 12/1/17(a)	30,000
30,000	Yuma IDA MHR for El Encanto Apartments Project, 1.56%, 4/15/33(a)	30,000
		635,134
	PUERTO RICO—4.2%
30,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 1.58%, 7/1/29(a)	30,000

Total Investments (Cost* $665,134)	92.7%	665,134
Other assets less liabilities	7.3	52,455
Net Assets	100.0%	$717,589

RESERVE MUNICIPAL MONEY-MARKET TRUST—ARIZONA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2008

Assets
Investments in securities, at value (Cost $665,134)	$665,134
Cash	43,392
Interest receivable	4,454
Other Assets	4,651
Total Assets	717,631
Liabilities
Comprehensive management fees payable	32
Distribution (12b-1) fees payable	10
Total Liabilities	42
Net Assets	$717,589
Net asset value, offering and redemption price per share, based on 717,589 shares of beneficial interest, $.0001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—LOUISIANA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—91.7%	Value (Note 1)
	CALIFORNIA—3.5%
$125,000	ABAG Finance Authority for Nonprofit Corporations MHR for Colma Bart Apartments, Series A, 1.55%, 11/15/35(a)	$125,000
	LOUISIANA—79.9%
175,000	Ascension Parish for BASF Corporation Project, 1.44%, 3/1/25(a)	175,000
175,000	East Baton Rouge Parish for Road & Street Improvement, Series A 1.53%-2.41%, 8/1/30(a)	175,000
135,000	East Baton Rouge Parish PCR for Exxon Mobil Corp., 1.13%, 11/1/19(a)	135,000
175,000	Jefferson Parish HRB for East Jefferson General, 2.35%, 7/1/09(a)	175,000
175,000	Louisiana HFA Multifamily for New Orleanian, 1.62%, 12/1/25(a)	175,000
175,000	Louisiana Local Govt. Environment Facilities CDA for Shreveport Utility Systems Project, 1.60%, 10/1/26(a)	175,000
180,000	Louisiana Local Govt. Environment Facilities CDA for South Extrusion Inc. Project, 1.71%, 12/1/17(a)	180,000
175,000	Louisiana Local Govt. Environment Facilities CDA for University of Louisiana-Monroe, Series A, 1.62%, 11/1/34(a)	175,000
175,000	Louisiana Offshore Term Auth. Deepwater Port Rev. for Loop LLC Project, 1.60%, 10/1/19(a)	175,000
175,000	Louisiana PFA for Christus Health, Series C, 1.85%, 7/1/47(a)	175,000
175,000	Louisiana PFA for Christus Health, Sub-Series C-1, 2.85%, 7/1/31(a)	175,000
175,000	Louisiana PFA for Franciscan Missionaries, Series C, 1.45%, 7/1/30(a)	175,000
175,000	Louisiana PFA Multifamily for River View, 1.56%, 4/1/36(a)	175,000
100,000	Louisiana PFA Multifamily for RMK, 1.61%, 6/15/31(a)	100,000
175,000	South Louisiana Port Marine Term. for Holnam Inc. Project, 1.66%, 1/1/27(a)	175,000
175,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.55%, 7/1/21(a)	175,000
175,000	St. James Parish PCR for Occidental Petroleum Corp., 1.75%, 7/1/18(a)	175,000
		2,865,000
	OHIO—3.3%
120,000	Cuyahoga County EDA for Cleveland Botanical Gardens Project, 1.65%, 7/1/31(a)	120,000
	PUERTO RICO—5.0%
65,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 1.58%, 7/1/29(a)	65,000
15,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-3, 1.25%, 7/1/29(a)	15,000
100,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08	100,134
		180,134

Total Investments (Cost* $3,290,134)	91.7%	3,290,134
Other assets less liabilities	8.3	298,007
Net Assets	100.0%	$3,588,141

RESERVE MUNICIPAL MONEY-MARKET TRUST—LOUISIANA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2008

Assets
Investments in securities, at value (Cost $3,290,134)	$3,290,134
Cash	289,757
Interest receivable	8,404
Other assets	54
Total Assets	3,588,349
Liabilities
Comprehensive management fees payable	159
Distribution (12b-1) fees payable	49
Total Liabilities	208
Net Assets	$3,588,141
Net asset value, offering and redemption price per share, based on 3,588,141 shares of beneficial interest, $.0001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—MINNESOTA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—94.1%	Value (Note 1)
	CALIFORNIA—3.7%
$375,000	California Statewide CDA for Goodwill of Santa Cruz, 1.33%, 2/1/38(a)	$375,000
	MINNESOTA—76.9%
450,000	Andover Senior Housing for Presbyterian Homes Inc. Project, 1.60%, 11/15/33(a)	450,000
100,000	Cohasset for Minnesota Power & Light Co. Project, Series A, 1.55%, 6/1/20(a)	100,000
195,000	Cohasset for Minnesota Power & Light Co. Project, Series B, 1.55%, 6/1/13(a)	195,000
200,000	Cohasset for Minnesota Power & Light Co. Project, Series C, 1.55%, 6/1/13(a)	200,000
470,000	Minneapolis HCR for Fairview Health Services, Series C, 1.95%, 11/15/26(a)	470,000
300,000	Minneapolis Revenue for Guthrie Theater Project, Series A, 1.45%, 10/1/23(a)	300,000
470,000	Minneapolis Special School District No. 001, 5.00%, 2/1/09	479,584
464,000	Minnesota HFA for Residential Housing, Series C, 1.70%, 1/1/35(a)	464,000
495,000	Minnesota State EFA for Carleton College, Series 6-D, 1.40%, 4/1/35(a)	495,000
250,000	Minnesota State EFA for Trustees of Hamline University, Series 6-E3, 1.62%, 10/1/16(a)	250,000
495,000	Minnesota State EFA for University of St. Thomas, Series 5-C, 1.63%, 4/1/25(a)	495,000
495,000	Minnesota State EFA for William Mitchell College of Law, Series 5-S, 1.68%, 10/1/33(a)	495,000
105,000	Roseville Commercial Development Revenue for Berger Transfer and Storage, Series F, 1.58%, 12/1/15(a)	105,000
495,000	St. Cloud HCR for Centracare Health System Project, Series C, 1.62%, 5/1/42(a)	495,000
215,000	St. Louis Park Revenue for Catholic Finance Corp., 1.65%, 10/1/25(a)	215,000
210,000	St. Paul HDA for District Heating Revenue, 1.65%, 12/1/12(a)	210,000
400,000	St. Paul HDA for Science Museum of Minnesota, Series A, 1.59%, 5/1/27(a)	400,000
800,000	St. Paul HDA MHR for Highland Ridge Project, 1.60%, 10/1/33(a)	800,000
495,000	University of Minnesota, Series A, 1.66%, 1/1/34(a)(b)	495,000
630,000	Winona Port Authority IDR for Bay Street Milling Company Project, Series A, 1.85%, 6/1/11(a)	630,000
		7,743,584
	NEW YORK—4.1%
415,000	Triborough Bridge & Tunnel Authority, Sub-Series B-2, 1.46%, 1/1/32(a)	415,000
	PENNSYLVANIA—3.0%
300,000	Cumberland County Municipal Authority for Asbury Atlantic Inc., 1.63%, 1/1/41(a)	300,000
	PUERTO RICO—6.4%
445,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 1.58%, 7/1/29(a)	445,000
200,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08	200,269
		645,269

Total Investments (Cost* $9,478,853)	94.1%	9,478,853
Other assets less liabilities	5.9	597,607
Net Assets	100.0%	$10,076,460

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—MINNESOTA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2008

Assets
Investments in securities, at value (Cost $9,478,853)	$9,478,853
Cash	567,645
Interest receivable	30,493
Other assets	53
Total Assets	10,077,044
Liabilities
Comprehensive management fees payable	446
Distribution (12b-1) fees payable	138
Total Liabilities	584
Net Assets	$10,076,460
Net asset value, offering and redemption price per share, based on 10,076,460 shares of beneficial interest, $.0001 par value outstanding, Class R	$1.00

See notes to financial statements.

Security Type Abbreviations

BANS	—	Bond Anticipation Notes	HRB	—	Hospital Revenue Bonds

CDA	—	Community Development Authority	HSR	—	Health System Revenue Bonds

COPS	—	Certificates of Participation	IDA	—	Industrial Development Authority Revenue Bonds

DAR	—	Development Authority Revenue Bonds	IDR	—	Industrial Development Agency Revenue Bonds

DFA	—	Development Finance Agency	IFA	—	Industrial Finance Authority

ECFA	—	Education & Cultural Facility Authority	LGAC	—	Local Government Assistance Corp.

EDA	—	Economic Development Authority Revenue Bonds	MBS	—	Mortgage-Backed Securities

EDC	—	Economic Development Commission	MFA	—	Municipal Finance Authority

EFA	—	Educational Facilities Authority	MFH	—	Multifamily Housing Revenue Bonds

FNMA	—	Federal National Mortgage Association	MHR	—	Multifamily Housing Revenue Bonds

GABS	—	Grant Anticipation Bonds	MWFA	—	Municipal Water Finance Authority

GO	—	General Obligation Bonds	PBA	—	Public Building Authority

GNMA	—	Government National Mortgage Association	PCR	—	Pollution Control Revenue Bonds

HCF	—	Health Care Facilities Revenue Bonds	PFA	—	Public Facilities Authority

HCFA	—	Healthcare Facilities Authority	RANS	—	Revenue Anticipation Notes

HCR	—	Health Care Revenue	SWD	—	Solid Waste Disposal

HDA	—	Housing Development Authority	TAN	—	Tax Anticipation Note

HDC	—	Housing Development Corporation	TFA	—	Transitional Finance Authority

HDR	—	Housing Development Revenue	TRANS	—	Tax & Revenue Anticipation Notes

HEA	—	Higher Education Assistance Agency	WAR	—	Water Authority Revenue

HEFA	—	Health & Education Facilities Authority	WDA	—	Water Development Authority

HFA	—	Housing Finance Authority Revenue Bonds	WRA	—	Water Resource Authority

HFC	—	Housing Finance Corporation	WSR	—	Water & Sewer System Revenue Bonds

HFR	—	Hospital Finance Authority Revenue

(a)  Variable rate securities. The interest rates shown are, as reported on May 31, 2008, subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b)  Obligations of educational facilities.

^  Amount is less than 0.05%.

*  The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

See notes to financial statements.

STATEMENT OF OPERATIONS
For the Year Ended May 31, 2008

	Reserve Municipal Money-Market Trust II
	California Fund	Connecticut Fund	Florida Fund	Massachusetts Fund
Interest Income (Note 1)	$3,384,458	$1,188,246	$1,937,133	$871,578
Expenses (Note 2)
Comprehensive management fees
Class R	878,831	328,900	499,060	231,571
Class Treasurer's Trust	—	—	—	493
Distribution (12b-1) fees	252,146	96,052	145,564	67,978
Trustee fee	1,052	483	801	332
Chief Compliance Officer expenses	538	135	296	106
Legal fee	21	10	18	—
Interest expense	3,487	670	3,746	285
Total expenses before waiver	1,136,075	426,250	649,485	300,765
Less: expenses waived (Note 2)	(90,298)	(77,191)	(45,162)	(32,358)
Net Expenses	1,045,777	349,059	604,323	268,407
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$2,338,681	$839,187	$1,332,810	$603,171

	Reserve Municipal Money-Market Trust II
	Michigan Fund	New Jersey Fund	Ohio Fund	Pennsylvania Fund	Virginia Fund
Interest Income (Note 1)	$771,109	$2,407,020	$635,709	$1,895,187	$816,164
Expenses (Note 2)
Comprehensive management fees
Class R	211,490	644,484	171,645	506,046	227,257
Class Treasurer's Trust	—	—	—	—	—
Distribution (12b-1) fees	62,635	187,895	50,382	148,881	66,701
Trustee fee	330	967	240	740	386
Chief Compliance Officer expenses	73	275	106	252	81
Legal fee	—	21	—	18	9
Interest expense	288	2,498	429	2,350	170
Total expenses before waiver	274,816	836,140	222,802	658,287	294,604
Less: expenses waived (Note 2)	(24,976)	(99,801)	(20,172)	(39,220)	(32,662)
Net Expenses	249,840	736,339	202,630	619,067	261,942
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$521,269	$1,670,681	$433,079	$1,276,120	$554,222

See notes to financial statements.

STATEMENT OF OPERATIONS (Continued)
For the Year Ended May 31, 2008

	Reserve Municipal Money-Market Trust
	Arizona Municipal	Louisiana Municipal	Minnesota Municipal
	Money-MarketMoney-MarketMoney-Market
	FundFundFund
Interest Income (Note 1)	$33,329	$83,773	$271,335
Expenses (Note 2)
Comprehensive management fees, Class R	9,170	22,708	74,932
Distribution (12b-1) fees	2,583	6,522	22,281
Trustee fee	5	27	70
Chief Compliance Officer expenses	—	7	15
Interest expense	37	134	655
Total expenses	11,795	29,398	97,953
Less: expenses waived (Note 2)	(4,477)	(7,158)	(18,147)
Net Expenses	7,318	22,240	79,806
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$26,011	$61,533	$191,529

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF OPERATIONS (Continued)
For the Year Ended May 31, 2008

Interest Income (Note 1)	$32,764,215
Expenses (Note 2)
Comprehensive management fees:
Class R	2,309,022
Investor Class II	25,141
Investor Class I	44,029
Class Treasurer's Trust	635,071
Liquidity Class V	22,980
Liquidity Class III	151,464
Liquidity Class II	7
Liquidity Class I	84,682
Class Institutional	620,899
Distribution (12b-1) fees:
Class R	665,913
Investor Class II	10,495
Investor Class I	20,455
Trustee fee	13,400
Chief Compliance Officer expenses	4,769
Legal fee	295
Interest expense	243,350
Total expenses before waiver	4,851,972
Less: expenses waived (Note 2)	(315,797)
Net Expenses	4,536,175
Net Investment Income	28,228,040
Net Realized Gain	30,170
Net Increase in Net Assets from Investment Operations	$28,258,210

RESERVE MUNICIPAL MONEY-MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended May 31, 2008	Year Ended May 31, 2007
Increase in Net Assets From Investment Operations:
Net investment income	$28,228,040	$35,120,315
Net realized gain/(loss)	30,170	(27,786)
Total increase in net assets from investment operations	28,258,210	35,092,529
Dividends Paid to Shareholders From Net Investment Income (Note 1):
Class R	(6,466,950)	(8,063,977)
Investor Class II(a)	(114,388)	(162,698)
Investor Class I(a)	(218,264)	(129,181)
Class Treasurer's Trust	(2,712,006)	(2,114,926)
Liquidity Class V(a)	(116,838)	(11,716)
Liquidity Class III(a)	(1,707,916)	(1,723,347)
Liquidity Class II(a)	(80)	—
Liquidity Class I(a)	(1,465,260)	(3,695)
Class Institutional(b)	(15,426,465)	(16,601,095)
Class 8(b)	—	(6,309,680)
Total dividends to shareholders	(28,228,167)	(35,120,315)
From Capital Share Transactions (Note 6)
(at net asset value of $1.00 per share):
Proceeds from sale of shares	7,575,911,005	12,613,661,628
Dividends reinvested	26,444,508	32,915,537
Cost of shares redeemed	(7,042,855,001)	(13,032,081,977)
	559,500,512	(385,504,812)
Net increase (decrease) in net assets	559,530,555	(385,532,598)
Net Assets:
Beginning of period	823,744,652	1,209,277,250
End of period	$1,383,275,207	$823,744,652

(a)  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75, and 95 were renamed Investor Classes I, II and III, respectively. Liquidity Class II commenced operation on February 8, 2008.

(b)  Effective September 1, 2006, Class 8 was closed and Class 12 was renamed Class Institutional.

See notes to financial statements.

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
STATEMENT OF OPERATIONS (Continued)
For the Year Ended May 31, 2008

Interest Income (Note 1)	$6,387,356
Expenses (Note 2)
Comprehensive management fees:
Class R	1,668,948
Class Treasurer's Trust	67
Distribution (12b-1) fees:
Class R	484,847
Class Treasurer's Trust	—
Trustee fee	2,364
Chief Compliance Officer expenses	882
Legal fee	50
Interest expense	8,422
Total expenses before waiver	2,165,580
Less: expenses waived (Note 2)	(82,382)
Net Expenses	2,083,198
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$4,304,158

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Year Ended May 31, 2008	Year Ended May 31, 2007
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income	$4,304,158	$5,109,600
Dividends paid to Shareholders From: Net investment income (Note 1)
Class R	(4,303,893)	(5,109,452)
Class Treasurer's Trust	(265)	(148)
Total dividends to shareholders	(4,304,158)	(5,109,600)
From Capital Share Transactions (Note 6) (at net asset value of $1.00 per share):
Proceeds from sale of shares	695,182,520	686,911,548
Dividends reinvested	4,185,623	4,847,554
Cost of shares redeemed	(793,901,108)	(599,707,423)
	(94,532,965)	92,051,679
Net increase (decrease) in net assets	(94,532,965)	92,051,679
Net Assets:
Beginning of period	278,005,299	185,953,620
End of period	$183,472,334	$278,005,299

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Reserve Municipal Money-Market Trust II
	California Fund		Connecticut Fund
	Year Ended May 31, 2008	Year Ended May 31, 2007	Year Ended May 31, 2008	Year Ended May 31, 2007
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income	$2,338,681	$3,494,300	$839,187	$824,146
Dividends Paid to Shareholders From:
Net Investment Income (Note 1)
Class R	(2,338,681)	(3,494,300)	(839,187)	(824,146)
Class Treasurer's Trust	—	—	—	—
Total dividends to shareholders	(2,338,681)	(3,494,300)	(839,187)	(824,146)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	497,385,391	637,731,986	123,946,695	125,090,416
Dividends reinvested	2,274,860	3,191,678	832,735	771,687
Cost of shares redeemed	(548,504,955)	(631,517,799)	(131,697,252)	(106,628,528)
	(48,844,704)	9,405,865	(6,917,822)	19,233,575
Net increase (decrease) in net assets	(48,844,704)	9,405,865	(6,917,822)	19,233,575
Net Assets:
Beginning of period	133,539,576	124,133,711	46,578,137	27,344,562
End of period	$84,694,872	$133,539,576	$39,660,315	$46,578,137

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Reserve Municipal Money-Market Trust II
	Florida Fund		Massachusetts Fund		Michigan Fund
	Year Ended May 31, 2008	Year Ended May 31, 2007	Year Ended May 31, 2008	Year Ended May 31, 2007	Year Ended May 31, 2008	Year Ended May 31, 2007
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income	$1,332,810	$1,474,751	$603,171	$676,333	$521,269	$357,742
Dividends Paid to Shareholders From:
Net investment income (Note 1)
Class R	(1,332,810)	(1,474,751)	(602,029)	(676,333)	(521,269)	(357,742)
Class Treasurer's Trust	—	—	(1,142)	—	—	—
Total dividends to shareholders	(1,332,810)	(1,474,751)	(603,171)	(676,333)	(521,269)	(357,742)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	257,920,022	305,908,620	95,963,460	112,355,884	91,847,005	75,830,827
Dividends reinvested	1,306,894	1,331,113	597,510	619,839	514,919	322,218
Cost of shares redeemed	(277,825,604)	(288,702,494)	(90,491,485)	(117,035,101)	(79,494,555)	(75,865,368)
	(18,598,688)	18,537,239	6,069,485	(4,059,378)	12,867,369	287,677
Net increase (decrease) in net assets	(18,598,688)	18,537,239	6,069,485	(4,059,378)	12,867,369	287,677
Net Assets:
Beginning of period	73,595,683	55,058,444	24,403,280	28,462,658	16,540,833	16,253,156
End of period	$54,996,995	$73,595,683	$30,472,765	$24,403,280	$29,408,202	$16,540,833

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Reserve Municipal Money-Market Trust II
	New Jersey Fund		Ohio Fund		Pennsylvania Fund		Virginia Fund
	Year Ended May 31, 2008	Year Ended May 31, 2007	Year Ended May 31, 2008	Year Ended May 31, 2007	Year Ended May 31, 2008	Year Ended May 31, 2007	Year Ended May 31, 2008	Year Ended May 31, 2007
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income	$1,670,681	$1,582,353	$433,079	$455,135	$1,276,120	$1,547,755	$554,222	$587,762
Dividends Paid to Shareholders From:
Net investment income (Note 1)
Class R	(1,670,681)	(1,582,353)	(433,079)	(455,135)	(1,276,120)	(1,547,755)	(554,222)	(587,762)
Class Treasurer's Trust	—	—	—	—	—	—	—	—
Total dividends to shareholders	(1,670,681)	(1,582,353)	(433,079)	(455,135)	(1,276,120)	(1,547,755)	(554,222)	(587,762)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	283,778,579	280,636,860	80,755,705	93,407,271	290,524,042	233,286,145	91,254,734	81,880,020
Dividends reinvested	1,642,930	1,415,495	426,986	419,038	1,264,921	1,487,201	548,619	532,329
Cost of shares redeemed	(301,581,210)	(245,470,880)	(70,259,684)	(95,082,803)	(252,077,174)	(231,286,331)	(84,806,636)	(77,349,645)
	(16,159,701)	36,581,475	10,923,007	(1,256,494)	39,711,789	3,487,015	6,996,717	5,062,704
Net increase (decrease) in net assets	(16,159,701)	36,581,475	10,923,007	(1,256,494)	39,711,789	3,487,015	6,996,717	5,062,704
Net Assets:
Beginning of period	90,628,150	54,046,675	17,407,968	18,664,462	52,358,288	48,871,273	25,754,009	20,691,305
End of period	$74,468,449	$90,628,150	$28,330,975	$17,407,968	$92,070,077	$52,358,288	$32,750,726	$25,754,009

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Reserve Municipal Money-Market Trust
	Arizona Municipal		Louisiana Municipal		Minnesota Municipal
	Year Ended May 31, 2008	Year Ended May 31, 2007	Year Ended May 31, 2008	Year Ended May 31, 2007	Year Ended May 31, 2008	Year Ended May 31, 2007
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income	$26,011	$43,969	$61,533	$107,948	$191,529	$139,654
Dividends paid to Shareholders From:
Net investment income (Note 1)
Class R	(26,011)	(43,969)	(61,533)	(107,948)	(191,529)	(139,654)
Class Treasurer's Trust	—	—	—	—	—	—
Total dividends to shareholders	(26,011)	(43,969)	(61,533)	(107,948)	(191,529)	(139,654)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	6,790,758	9,460,566	11,381,426	17,397,774	52,638,572	34,216,148
Dividends reinvested	25,864	43,354	55,013	104,723	188,690	127,526
Cost of shares redeemed	(6,621,333)	(9,114,722)	(12,431,622)	(13,658,797)	(47,616,531)	(32,590,280)
	195,289	389,198	(995,183)	3,843,700	5,210,731	1,753,394
Net increase (decrease) in net assets	195,289	389,198	(995,183)	3,843,700	5,210,731	1,753,394
Net Assets:
Beginning of period	522,300	133,102	4,583,324	739,624	4,865,729	3,112,335
End of period	$717,589	$522,300	$3,588,141	$4,583,324	$10,076,460	$4,865,729

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

Reserve Municipal Money-Market Trust II, Reserve New York Municipal Money-Market Trust, and Reserve Municipal Money-Market Trust (collectively, the "Trusts") are registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended ("the Investment Company Act"), as open-end management investment companies. The policies summarized below are consistently followed in the preparation of each Trust's financial statements in conformity with U.S. generally accepted accounting principles.

A. The Trusts' authorized shares of beneficial interest are unlimited. As of May 31, 2008, there were eleven (11) separate series of Reserve Municipal Money-Market Trust II authorized (Interstate Tax-Exempt Fund, California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund, Virginia Municipal Money-Market Fund and Interstate II Tax-Exempt Fund (which has not commenced operations)); one (1) series of Reserve New York Municipal Money-Market Trust (New York Municipal Money-Market Fund); and three (3) separate series of Reserve Municipal Money-Market Trust (Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund) authorized and outstanding (each a "Fund", and collectively the "Funds"). The Funds offer two (2) classes of shares, Class R and Class Treasurer's Trust, except for the Interstate Tax-Exempt Fund, which currently offers eleven (11) classes of shares as follows: Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Class Treasurer's Trust, Investor Class I, Investor Class II, Investor Class III and Class R; Arizona Municipal Money-Market Fund, which currently offers Investor Class II, Class R and Class Treasurer's Trust; and Florida Municipal Money-Market Fund, which currently offers only Class R. As of May 31, 2008, Interstate Tax-Exempt Fund had no Liquidity Class IV and Investor Class III shares outstanding, the Arizona Municipal Money-Market Fund had no Investor Class II and Class Treasurer's Trust shares outstanding and the California, Connecticut, Louisiana, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Municipal Money-Market Funds had no Class Treasurer's Trust shares outstanding. These financial statements and notes apply to all classes of all above mentioned Funds of all of the Trusts, except for the Interstate II Tax-Exempt Fund.

B. Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act, and for computing the portfolios' average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be for floating rate instruments (1) the notice period required before the Funds are entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

C. It is each Fund's policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no federal income tax provision is required.

D. Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily using the effective interest method. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated on a daily basis to each class based upon the relative proportion of net assets of each class.

E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash.

F. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

G. During the fiscal year ended May 31, 2008, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund's statement of operations.

H. Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II and III, respectively.

(2)  Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and each Trust on behalf of each of its series, RMCI serves as each Fund's Investment Adviser, subject to the overall supervision of the Board of Trustees. Under the Agreement, RMCI, manages each Fund's investments, in accordance to its investment objective and policies. The

NOTES TO FINANCIAL STATEMENTS (Continued)

(2)  Management Fee and Other Transactions with Affiliates (Continued)

Funds pay RMCI a comprehensive management fee, accrued daily, at an annual rate based on the average daily net assets of each class of the Fund's shares according to the following schedule:

Class Institutional	0.13%	Class Treasurer's Trust	0.61%

Liquidity Class I	0.16%	Investor Class I	0.51%

Liquidity Class II	0.21%	Investor Class II	0.56%

Liquidity Class III	0.26%	Investor Class III	0.76%

Liquidity Class IV	0.36%	Class R	0.81%

Liquidity Class V	0.46%

Prior to July 16, 2007, each of the above classes had a comprehensive management fee that was 0.01% lower.

The comprehensive management fee includes the investment advisory fee, (0.08% of each class's average daily net assets), all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of administrative and customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, the compensation of the Chief Compliance Officer and related expenses and the fees and expenses of the Trustees who are not interested persons of the Investment Adviser as defined in the Investment Company Act (the "Independent Trustees") including the fees of the independent counsel of the Independent Trustees for which each Fund pays its direct or allocated share. For the year ended May 31, 2008, RMCI voluntarily waived a portion of its comprehensive management fee in the amounts listed below:

Fund	Amount
Interstate Tax-Exempt Fund	$315,797
California Municipal Money-Market Fund	90,298
Connecticut Municipal Money-Market Fund	77,191
Florida Municipal Money-Market Fund	45,162
Massachusetts Municipal Money-Market Fund	32,358
Michigan Municipal Money-Market Fund	24,976
New Jersey Municipal Money-Market Fund	99,801
Ohio Municipal Money-Market Fund	20,172
Pennsylvania Municipal Money-Market Fund	39,220
Virginia Municipal Money-Market Fund	32,662
New York Municipal Money-Market Fund	82,382
Arizona Municipal Money-Market Fund	4,477
Louisiana Municipal Money-Market Fund	7,158
Minnesota Municipal Money-Market Fund	18,147

These waivers are voluntary and may be terminated at any time.

Certain Officers and Trustees of the Trusts are also Officers of RMCI.

As of May 31, 2008, RMCI owned 2.5% of the Louisiana and 1.6% of the Minnesota Municipal-Money Market Funds.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of May 31, 2008, please refer to the below chart for Concentration of Ownership:

Fund Name:	Number of Shareholders:	Percentage of Ownership:
Interstate Tax-Exempt Fund	6	12%, 8%, 7%, 7%, 6%, 5%, 5%
California Municipal Money-Market Fund	1	67%
Connecticut Municipal Money-Market Fund	3	30%, 29%, 17%
Florida Municipal Money-Market Fund	3	43%, 28%, 8%
Massachusetts Municipal Money-Market Fund	2	54%, 28%, 9%
Michigan Municipal Money-Market Fund	3	40%, 32%, 19%

NOTES TO FINANCIAL STATEMENTS (Continued)

(2)  Management Fee and Other Transactions with Affiliates (Continued)

Fund Name:	Number of Shareholders:	Percentage of Ownership:
New Jersey Municipal Money-Market Fund	3	35%, 28%, 8%
Ohio Municipal Money-Market Fund	4	33%, 27%, 20%, 5%
Pennsylvania Municipal Money-Market Fund	2	43%, 25%
Virginia Municipal Money-Market Fund	3	42%, 40%, 10%
New York Municipal Money-Market Fund	2	24%, 19%
Arizona Municipal Money-Market Fund	8	15%, 14%, 8%, 7%, 6%, 6%, 5%, 5%
Louisiana Municipal Money-Market Fund	2	75%, 11%
Minnesota Municipal Money-Market Fund	2	51%, 47%

Distribution Assistance:

The Funds have adopted a Rule 12b-1 Distribution Plan and entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay fees for certain shareholder services and for expenses related to the sale of its shares for the Funds Class R, Investor Class III, Investor Class II and Investor Class I Shares. The rate of distribution expenses may not exceed 0.25% per year of the Classes' average daily net assets.

Prior to July 16, 2007, Class R, Investor Class III, Investor Class II and Investor Class I had a distribution fee that was 0.05% lower.

(3)  Concentration of Risk:

Total assets of each Fund in the Trusts include a cash balance that is held in accounts with State Street Bank and Trust, the Funds' Custodian.

Each State Fund concentrates investments in municipal obligations of issuers located in the state for which it is named. The municipal obligation market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a single state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state.

(4)  Investment Concentration:

The Funds invest substantially all of their assets in portfolios of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers' ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risks associated with such factors, the Funds invest substantially all of their portfolio assets in obligations backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and/or other credit enhancement arrangements.

Interstate Tax-Exempt Fund 98.0%

Letter of Credit

ABN/AMRO	0.1%	Landesbank Hessen-Thuringen Girozentrale	0.5%

Allied Irish Bank, PLC	1.1%	Lloyds TSB Bank PLC	1.2%

Banco Santander	0.6%	Marshall and Ilsley Bank	0.3%

Bank of America N.A.	5.8%	M&T Bank	1.8%

Bank of New York	0.9%	Manufacturers & Traders TC, NY	0.1%

Bank of Nova Scotia	1.0%	Natexis Banques Populaires	0.4%

Bank One N.A.	0.3%	Northern Trust Co.	0.1%

BASF	0.1%	PNC Bank N.A.	1.5%

Bayerische Landesbank Girozentrale	0.4%	RBS Citizens, N.A.	0.5%

BNP Paribas	0.5%	Regions Bank	2.0%

Calyon Bank	0.1%	Royal Bank of Canada	0.6%

Citibank N.A.	2.2%	Royal Bank of Scotland	0.1%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

Comerica Bank	0.8%	Smith College	0.1%

Credit Suisse	0.1%	Societe Generale	0.1%

Daiwa Bank LTD	0.1%	Standard Federal Bank	0.1%

Dexia Credit Local	1.2%	Salomon Smith Barney	0.1%

Fifth Third Bank	0.3%	State Street Bank & Trust Co.	0.2%

First Union National Bank, Charlotte	0.1%	Sumi Bank	0.2%

Fleet National Bank	0.1%	Suntrust Bank	1.5%

Harris Trust & Savings Bank	0.2%	UBS, AG	0.2%

HBOS PLC	0.4%	University of Michigan	0.3%

JPMorgan/Chase	7.8%	US Bank N.A.	1.8%

KBC Bank N.V.	0.5%	U.S. Treasury Strips	0.1%

Keybank N.A.	1.8%	Wachovia Bank N.A.	7.8%

Kredietbank NV, Brussels	1.4%	Wells Fargo N.A.	5.1%

La Salle Bank N.A.	2.8%	Williams College	0.1%

Landesbank Baden-Wurternberg	2.6%	Yale University	0.1%

* Bond Insurance

AMBAC	11.2%	FRMC	1.2%

FGIC	4.8%	FSA	8.3%

FHLB	0.2%	MBIA	9.4%

FNMA	2.7%

California Municipal Money-Market Fund 95.7%

Letter of Credit

Allied Irish Bank PLC	2.9%	KBC Bank, NV	2.4%

Bank of America N.A.	14.8%	Kredietbank NV, Brussels	2.3%

Bank of New York	4.1%	Landesbank Baden-Wurternberg	2.3%

Bank of Nova Scotia	5.0%	La Salle Bank N.A.	3.7%

BNP Paribas	5.0%	Republic N.B. New York	3.6%

Citibank, N.A.	14.1%	Royal Bank of Canada	1.2%

Comercia Bank	6.4%	US Bank N.A.	1.2%

JP Morgan/Chase	2.9%	Wells Fargo N.A.	4.0%

* Bond Insurance

AMBAC	4.0%	FSA	5.3%

FGIC	3.5%	MBIA	3.7%

FNMA	3.3%

Connecticut Municipal Money-Market Fund 96.6%

Letter of Credit

Allied Irish Bank, PLC	5.0%	Kredietbank NV, Brussels	0.5%

Bank of America N.A.	2.9%	La Salle Bank N.A.	1.2%

Bank of Montreal	5.0%	Landesbank Hessen-Thuringen Girozentrale	4.6%

Bank of Nova Scotia	4.5%	Northern Trust Co.	5.0%

Fleet National Bank	5.5%	US Bank N.A.	2.5%

HSBC	2.5%	Wachovia Bank N.A.	8.8%

JPMorgan/Chase	14.7%	Yale University	5.0%

* Bond Insurance

AMBAC	5.0%	MBIA	8.9%

FSA	15.0%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

Florida Municipal Money-Market Fund 97.7%

Letter of Credit

Bank of America N.A.	0.4%	Republic National Bank	3.1%

Bank One N.A.	1.9%	Royal Bank of Canada	2.4%

Calyon NY	5.0%	Societe Generale	3.5%

Citibank N.A.	14.7%	State Street Bank & Trust Co.	1.8%

Dexia Credit Local	3.7%	Suntrust Bank	9.4%

First Union National Bank	0.5%	Wachovia Bank N.A.	9.8%

JPMorgan/Chase	7.5%	Wells Fargo N.A.	3.6%

La Salle Bank N.A.	4.0%

* Bond Insurance

AMBAC	2.8%	FSA	8.2%

FNMA	8.7%	MBIA	5.5%

FRMC	1.2%

Massachusetts Municipal Money-Market Fund 96.6%

Letter of Credit

Allied Irish Banks PLC	2.6%	La Salle Bank N.A.	4.6%

Bank of America N.A.	2.0%	Lloyds TSB Bank PLC	5.1%

Bank of Nova Scotia	4.6%	Massachusetts Institute of Technology	2.9%

Comerica Bank	4.4%	RBS Citizens, N.A.	2.0%

Depfa Bank, PLC	1.9%	Salomon Smith Barney	3.8%

Dexia Credit Local	3.3%	Smith College	4.6%

Fleet National Bank	3.7%	Wachovia Bank N.A.	6.8%

Harvard University	4.5%	Wellesley College	4.3%

JPMorgan/Chase	3.9%	Westdeutsche Landesbank Girozentrale	3.3%

Kredietbank NV, Brussels	4.6%	Williams College	2.3%

* Bond Insurance

AMBAC	8.9%	MBIA	3.3%

FSA	9.2%

Michigan Municipal Money-Market Fund 94.8%

Letter of Credit

Bank of America N.A.	0.3%	KBC Bank N.V.	4.3%

Bank of Nova Scotia	4.8%	La Salle Bank N.A.	7.5%

Comerica Bank	14.7%	Landesbank Hessen-Thuringen Girozentrale	8.6%

Depfa Bank PLC	6.5%	University of Michigan	5.6%

Fifth Third Bank	9.1%	Wachovia Bank N.A.	0.3%

JP Morgan/Chase	9.1%

* Bond Insurance

AMBAC	2.0%	FSA	8.9%

FNMA	4.3%	MBIA	8.8%

New Jersey Municipal Money-Market Fund 95.2%

Letter of Credit

Allied Irish Bank, PLC	2.7%	Landesbank Hessen-Thuringen Girozentrale	4.0%

Bank of America N.A.	2.8%	Lloyds TSB Bank	5.3%

Bank of New York	6.1%	PNC Bank N.A.	3.0%

Bank of Nova Scotia	9.1%	Princeton University	3.0%

Citibank, N.A.	6.6%	Wachovia Bank N.A.	10.1%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

Dexia Credit Local	2.1%	Wells Fargo N.A.	5.4%

JPMorgan/Chase	5.0%

* Bond Insurance

FSA	22.4%	MBIA	7.6%

Ohio Municipal Money-Market Fund 99.7%

Letter of Credit

Allied Irish Bank, PLC	8.1%	La Salle Bank N.A.	2.1%

Bank of America N.A.	4.4%	Landesbank Hessen-Thuringen Girozentrale	4.7%

Bank of Nova Scotia	2.0%	Northern Trust Co.	1.8%

Barclays Bank PLC	4.0%	Ohio State University	0.4%

Citibank N.A.	0.9%	State Street Bank & Trust Co.	5.1%

Dexia Credit Local	5.5%	US Bank N.A.	6.1%

Fifth Third Bank	6.1%	Wachovia Bank N.A.	4.6%

JP Morgan/Chase	9.0%	Wells Fargo Bank N.A.	1.3%

Keybank N.A.	8.9%

* Bond Insurance

FGIC	1.9%	FSA	7.3%

FHLB	4.6%	MBIA	5.6%

FNMA	5.3%

Pennsylvania Municipal Money-Market Fund 91.1%

Letter of Credit

Allied Irish Bank PLC	3.0%	Fleet National Bank	1.9%

Bank of America N.A.	6.1%	JPMorgan/Chase	3.7%

Bank of New York	1.9%	Kredietbank NV, Brussels	8.3%

Bank of Nova Scotia	3.9%	Landesbank Hessen-Thurin Girozentrale	7.4%

Barclays Bank, PLC	0.7%	Northern Trust Co.	2.2%

Bayerische Landesbank Girozentrale	6.4%	PNC	8.9%

BNP Paribas	3.7%	Wachovia Bank N.A.	10.5%

Comerica Bank	1.5%

* Bond Insurance

AMBAC	2.5%	MBIA	9.7%

FSA	8.8%

Virginia Municipal Money-Market Fund 95.0%

Letter of Credit

Bank of America N.A.	13.5%	JPMorganChase Bank	7.5%

Bank of New York	2.3%	PNC	1.4%

Bank of Nova Scotia	3.8%	Sun Trust Bank	6.2%

Branch Banking and Trust	8.4%	Wachovia Bank NA	9.5%

Credit Suisse	1.6%	UBS	1.5%

Depfa Bank, PLC	1.6%	University of Virginia	6.0%

Harris Trust N.A.	1.2%	US Treasury Strips	4.7%

* Bond Insurance

AMBAC	3.7%	FRMC	3.6%

FHLB	4.3%	FSA	9.2%

FNMA	1.5%	MBIA	3.5%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

New York Municipal Money-Market Fund 99.5%

Letter of Credit

Bank of America N.A.	5.7%	Landesbank Baden-Wurternberg	2.7%

Bank of New York	0.7%	Landesbank Hessen-Thuringen Girozentrale	4.2%

Bayerische Hypo-Und Vereinsbank	0.3%	Lloyds TSB Bank PLC	4.3%

Citibank N.A.	14.5%	PNC Bank N.A.	0.3%

Comerica Bank,	4.8%	RBS Citizens N.A.	2.3%

Dexia Credit Local	3.0%	Republic N.B. New York	4.3%

Fleet National Bank	3.5%	Royal Bank of Scotland	0.4%

Fortis Bank	3.5%	Wachovia Bank N.A.	2.3%

JP Morgan/Chase	10.4%	Wells Fargo Bank N.A.	3.5%

Keybank N.A.	2.6%

* Bond Insurance

AMBAC	6.3%	FSA	5.1%

FNMA	10.0%	MBIA	1.3%

FRMC	3.5%

Arizona Municipal Money-Market Fund 92.7%

Letter of Credit

Allied Irish Bank PLC	4.2%	Kredietbank NV, Brussels	3.5%

Bank of America N.A.	6.3%	Lloyds TSB Bank	4.2%

Bank of New York	16.6%	State Street Bank & Trust Co.	4.2%

JP Morgan/Chase	7.8%	Wells Fargo N.A.	8.3%

* Bond Insurance

AMBAC	4.2%	FRMC	4.2%

ABN/AMRO	1.4%	MBIA	9.0%

FNMA	12.5%	FSA	6.3%

Louisiana Municipal Money-Market Fund 91.7%

Letter of Credit

Allied Irish Bank PLC	8.2%	JPMorganChase Bank	9.8%

Bank of America	3.5%	Premier Bank, N.A.	4.9%

Bank of Nova Scotia	2.8%	Regions Bank	9.9%

Bankers Trust	3.7%	Societe Generale	4.9%

Bayerische Landesbank Girozentrale	9.6%	Wachovia Bank	4.9%

Dexia Credit Local	4.9%

* Bond Insurance

AMBAC	4.9%	FSA	7.1%

FNMA	2.8%	MBIA	4.9%

FRMC	4.9%

Minnesota Municipal Money-Market Fund 94.1%

Letter of Credit

Allied Irish Bank, PLC	7.0%	Lloyds TSB Bank PLC	4.6%

Bank of Nova Scotia	2.0%	Royal Bank of Canada	4.9%

Dexia Credit Local	6.2%	University of Minnesota	4.9%

Harris N.A.	8.7%	US Bank N.A.	8.9%

Kredietbank NV, Brussels	3.0%	Wells Fargo N.A.	12.7%

La Salle Bank N.A.	2.9%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

* Bond Insurance

ABN/AMRO	2.0%	FSA	9.2%

FNMA	4.5%	MBIA	4.7%

FRMC	7.9%

*Some securities may be backed by both a letter of credit and bond insurance.

(5)  Composition of Net Assets:

At May 31, 2008, the composition of each Fund's net assets was as follows:

	Interstate Fund	California Fund	Connecticut Fund	Florida Fund	Massachusetts Fund
Par Value	$1,383,273	$84,695	$39,660	$54,997	$30,473
Additional-Paid-in-Capital	1,381,891,934	84,610,177	39,620,655	54,941,998	30,442,292
Net Assets	$1,383,275,207	$84,694,872	$39,660,315	$54,996,995	$30,472,765
	Michigan Fund	New Jersey Fund	Ohio Fund	Pennsylvania Fund	Virginia Fund
Par Value	$29,408	$74,468	$28,331	$92,070	$32,751
Additional-Paid-in-Capital	29,378,794	74,393,981	28,302,644	91,978,007	32,717,975
Net Assets	$29,408,202	$74,468,449	$28,330,975	$92,070,077	$32,750,726

	New York Fund	Arizona Fund	Louisiana Fund	Minnesota Fund
Par Value	$183,472	$72	$359	$1,008
Additional-Paid-in-Capital	183,288,862	717,517	3,587,782	10,075,452
Net Assets	$183,472,334	$717,589	$3,588,141	$10,076,460

The tax basis of each Fund's assets is the same as the basis for financial reporting at May 31, 2008.

The income dividends were classified as exempt-income interest dividends for federal income tax purposes for the years shown below:

	2008	2007
Interstate Tax-Exempt Fund	$28,228,167	$35,120,315
California Municipal Money-Market Fund	2,338,681	3,494,300
Connecticut Municipal Money-Market Fund	839,187	824,146
Florida Municipal Money-Market Fund	1,332,810	1,474,751
Massachusetts Municipal Money-Market Fund	603,171	676,333
Michigan Municipal Money-Market Fund	521,269	357,742
New Jersey Municipal Money-Market Fund	1,670,681	1,582,353
Ohio Municipal Money-Market Fund	433,079	455,135
Pennsylvania Municipal Money-Market Fund	1,276,120	1,547,755
Virginia Municipal Money-Market Fund	554,222	587,762
New York Municipal Money-Market Fund	4,304,158	5,109,600
Arizona Municipal Money-Market Fund	26,011	—
Louisiana Municipal Money-Market Fund	61,533	107,948
Minnesota Municipal Money-Market Fund	191,529	139,654

All dividends paid during the years ended May 31, 2008 and May 31, 2007 were federally tax-exempt dividends except for dividends paid by Arizona Municipal Money-Market Fund during the year ended May 31, 2007 of $43,969 which were classified as ordinary income for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Capital Share Transactions:

For the year ended May 31, 2008 and the year ended May 31, 2007, the capital share transactions of each class of the Interstate Tax-Exempt Fund, each at a net asset value of $1 per share, were as follows:

	Year Ended May 31, 2008
	Class R	Investor Class II(a)	Investor Class I(a)	Treasurer's Trust	Liquidity Class V(a)	Liquidity Class III(a)
Sold	1,153,618,766	24,895,873	36,509,144	1,056,469,051	38,314,440	394,042,915
Reinvested	6,381,414	114,366	218,264	2,618,348	116,566	1,644,729
Redeemed	(1,166,470,802)	(26,753,357)	(35,798,706)	(963,521,351)	(10,268,339)	(307,090,165)
Net Increase (Decrease)	(6,470,622)	(1,743,118)	928,702	95,566,048	28,162,667	88,597,479

	Liquidity Class II*	Liquidity Class I(a)	Class Institutional
Sold	20,000	469,407,780	4,402,633,036
Reinvested	79	1,439,304	13,911,438
Redeemed	(10,000)	(295,120,779)	(4,237,821,502)
Net Increase (Decrease)	10,079	175,726,305	178,722,972

	Year Ended May 31, 2007
	Class R	Investor Class II(a)	Investor Class I(a)	Treasurer's Trust	Liquidity Class V(a)	Liquidity Class III(a)
Sold	1,309,381,602	29,868,656	55,931,680	1,017,223,239	2,025,955	125,300,797
Reinvested	7,643,589	151,872	107,035	1,840,244	10,718	1,597,526
Redeemed	(1,282,983,301)	(31,281,010)	(49,690,690)	(962,993,695)	(1,821,973)	(147,516,216)
Net Increase (Decrease)	34,041,890	(1,260,482)	6,348,025	56,069,788	214,700	(20,617,893)

	Liquidity Class I(a)	Class Institutional(1)	Class 8(1)
Sold	31	7,272,005,587	2,801,924,081
Reinvested	3,696	15,251,180	6,309,677
Redeemed	(31)	(6,936,822,169)	(3,618,972,892)
Net Increase (Decrease)	3,696	350,434,598	(810,739,134)

(a)  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75, and 95 were renamed Investor Classes I, II and III, respectively.

*  Liquidity Class II commenced operations on February 8, 2008.

(1)  Effctive September 1, 2006, Class 8 was closed and Class 12 was renamed Class Institutional.

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Capital Share Transactions (Continued)

For the year ended May 31, 2008 and the year ended May 31, 2007, the capital share transactions of each class of the New York Municipal Money-Market Fund, each at a net asset value of $1 per share, were as follows:

	Year Ended May 31, 2008
	Class R	Treasurer's Trust
Sold	695,156,980	25,540
Reinvested	4,185,358	265
Redeemed	(793,894,595)	(6,513)
Net Increase (Decrease)	(94,552,257)	19,292
	Year Ended May 31, 2007
	Class R	Treasurer's Trust*
Sold	686,901,533	10,015
Reinvested	4,847,434	120
Redeemed	(599,707,436)	13
Net Increase (Decrease)	92,041,531	10,148

*  Class Treasurer's Trust commenced operations on December 7, 2006.

For the year ended May 31, 2008, the capital share transactions of each class of the Massachusetts Municipal Money-Market Fund, each at a net asset value of $1 per share, were as follows:

	Year Ended May 31, 2008
	Class R	Treasurer's Trust*
Sold	93,261,193	2,702,267
Reinvested	596,368	1,142
Redeemed	(90,467,162)	(24,323)
Net Increase (Decrease)	3,390,399	2,679,086
	Year Ended May 31, 2007
	Class R	Class Treasurer's Trust*
Sold	112,355,884	—
Reinvested	619,839	—
Redeemed	(117,035,101)	—
Net Increase (Decrease)	(4,059,378)	—

*  Class Treasurer's Trust commenced operations on June 14, 2007.

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights:

	Class R
	Year Ended May 31,
	2008	2007	2006	2005	2004
Interstate Tax-Exempt Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0224	0.0259	0.0182	0.0070	0.0010
Dividends from net investment income	(0.0224)	(0.0259)	(0.0182)	(0.0070)	(0.0010)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.26%	2.62%	1.84%	0.70%	0.10%
Ratios/Supplemental Data
Net assets end of year (millions)	$313.1	$319.6	$285.5	$261.4	$283.5
Ratio of expenses to average net assets, before fee waivers	1.07%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.03%	1.00%	1.00%	1.00%	0.90%
Ratio of net investment income to average net assets	2.26%	2.59%	1.85%	0.69%	0.10%

	Investor Class II(2)
	Year Ended May 31,			September 23, 2004* to May 31,
Interstate Tax-Exempt Fund	2008	2007	2006	2005
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0249	0.0284	0.0207	0.0083
Dividends from net investment income	(0.0249)	(0.0284)	(0.0207)	(0.0083)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.52%	2.88%	2.09%	0.83%
Ratios/Supplemental Data
Net assets end of year (millions)	$3.4	$5.1	$6.4	$—	^
Ratio of expenses to average net assets, before fee waivers	0.81%	0.76%	0.75%	0.75	%(a)
Ratio of expenses to average net assets net of fee waivers	0.79%	0.75%	0.75%	(b)
Ratio of net investment income to average net assets	2.53%	2.83%	2.67%	1.60	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Investor Class I(2)
	Year Ended May 31,			August 16, 2004* to May 31,
Interstate Tax-Exempt Fund	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0254	0.0289	0.0212	0.0093
Dividends from net investment income	(0.0254)	(0.0289)	(0.0212)	(0.0093)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.57%	2.93%	2.15%	0.93%
Ratios/Supplemental Data
Net assets end of period (millions)	$9.9	$9.0	$2.6	$0.9
Ratio of expenses to average net assets, before fee waivers	0.77%	0.71%	0.70%	0.71	%(a)
Ratio of expenses to average net assets net of fee waivers	0.74%	0.70%	0.70%	(b)
Ratio of net investment income to average net assets	2.51%	2.92%	2.12%	1.10	%(a)

	Treasurer's Trust
	Year Ended May 31,
	2008	2007	2006	2005	2004
Interstate Tax-Exempt Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0267	0.0299	0.0222	0.0109	0.0040
Dividends from net investment income	(0.0267)	(0.0299)	(0.0222)	(0.0109)	(0.0040)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.71%	3.04%	2.25%	1.10%	0.40%
Ratios/Supplemental Data
Net assets end of period (millions)	$192.3	$96.7	$40.7	$48.7	$22.5
Ratio of expenses to average net assets, before fee waivers	0.63%	0.61%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets net of fee waivers	0.60%	0.60%	0.60%	(b)	(b)
Ratio of net investment income to average net assets	2.59%	3.01%	2.25%	1.24%	0.37%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Liquidity Class V(2)
	Year Ended May 31,			August 7, 2004* to May 31,
Interstate Tax-Exempt Fund	2008	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0282	0.0314	0.0237	0.0123	0.0044
Dividends from net investment income	(0.0282)	(0.0314)	(0.0237)	(0.0123)	(0.0044)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.86%	3.19%	2.40%	1.25%	0.45%
Ratios/Supplemental Data
Net assets end of period (millions)	$28.6	$0.50	$0.30	$0.10	$—	^
Ratio of expenses to average net assets, before fee waivers	0.49%	0.46%	0.45%	0.46%	0.44	%(a)
Ratio of expenses to average net assets net of fee waivers	0.45%	0.45%	0.45%	(b)	(b)
Ratio of net investment income to average net assets	2.33%	3.14%	2.46%	1.37%	0.55	%(a)
	Liquidity Class III(2)
	Year Ended May 31,
	2008	2007	2006	2005	2004
Interstate Tax-Exempt Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0302	0.0334	0.0257	0.0144	0.0075
Dividends from net investment income	(0.0302)	(0.0334)	(0.0257)	(0.0144)	(0.0075)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.07%	3.40%	2.61%	1.46%	0.75%
Ratios/Supplemental Data
Net assets end of period (millions)	$130.9	$42.4	$63.0	$77.7	$15.9
Ratio of expenses to average net assets, before fee waivers	0.28%	0.26%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets net of fee waivers	0.25%	0.25%	0.25%	(b)	(b)
Ratio of net investment income to average net assets	2.91%	3.33%	2.50%	1.76%	0.74%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Liquidity Class II
	February 8, 2008* to May 31, 2008
Interstate Tax-Exempt Fund
Net asset value at beginning of period	$1.0000
Net investment income	0.0079
Dividends from net investment income	(0.0079)
Net asset value at end of period	$1.0000
Total Return	0.79%
Ratios/Supplemental Data
Net assets end of period (millions)	$—	^
Ratio of expenses to average net assets, before fee waivers	0.22	%(a)
Ratio of expenses to average net assets net of fee waivers	0.12%
Ratio of net investment income to average net assets	2.56	%(a)

	Liquidity Class I(2)
	Year Ended May 31,
	2008	2007	2006	2005	2004
Interstate Tax-Exempt Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0312	0.0344	0.0267	0.0154	0.0085
Dividends from net investment income	(0.0312)	(0.0344)	(0.0267)	(0.0154)	(0.0085)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.17%	3.50%	2.71%	1.56%	0.86%
Ratios/Supplemental Data
Net assets end of period (millions)	$175.8	$0.1	$0.1	$0.1	$0.1
Ratio of expenses to average net assets, before fee waivers	0.19%	0.16%	0.15%	0.16%	0.15%
Ratio of expenses to average net assets net of fee waivers	0.15%	0.15%	0.15%	(b)	(b)
Ratio of net investment income to average net assets	2.76%	3.44%	2.55%	1.54%	0.85%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class Institutional(1)
	Year Ended May 31,			February 1, 2005* to May 31,
Interstate Tax-Exempt Fund	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0315	0.0348	0.0271	0.0069
Dividends from net investment income	(0.0315)	(0.0348)	(0.0271)	(0.0069)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.20%	3.55%	2.75%	0.70%
Ratios/Supplemental Data
Net assets end of period (millions)	$529.2	$350.4	$— ^	$—	^
Ratio of expenses to average net assets, before fee waivers	0.15%	0.13%	0.12%	0.12	%(a)
Ratio of expenses to average net assets net of fee waivers	0.12%	0.11%	0.12%	(b)
Ratio of net investment income to average net assets	3.17%	3.51%	2.73%	2.12	%(a)

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
California Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0207	0.0250	0.0177	0.0068	0.0006
Dividends from net investment income	(0.0207)	(0.0250)	(0.0177)	(0.0068)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.09%	2.53%	1.79%	0.69%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$84.7	$133.5	$124.1	$105.2	$101.2
Ratio of expenses to average net assets, before fee waivers	1.04%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.96%	1.00%	1.00%	1.00%	0.89%
Ratio of net investment income to average net assets	2.15%	2.50%	1.80%	0.69%	0.06%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Connecticut Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0206	0.0259	0.0179	0.0068	0.0006
Dividends from net investment income	(0.0206)	(0.0259)	(0.0179)	(0.0068)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.08%	2.63%	1.81%	0.68%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$39.7	$46.6	$27.3	$23.4	$21.5
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.86%	0.96%	0.99%	1.00%	0.86%
Ratio of net investment income to average net assets	2.06%	2.60%	1.79%	0.68%	0.06%
	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Florida Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0214	0.0261	0.0185	0.0072	0.0006
Dividends from net investment income	(0.0214)	(0.0261)	(0.0185)	(0.0072)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.16%	2.64%	1.86%	0.73%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$55.0	$73.6	$55.1	$43.1	$39.5
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.98%	0.99%	1.00%	1.00%	0.91%
Ratio of net investment income to average net assets	2.16%	2.62%	1.88%	0.74%	0.06%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Massachusetts Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0214	0.0259	0.0181	0.0068	0.0006
Dividends from net investment income	(0.0214)	(0.0259)	(0.0181)	(0.0068)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.16%	2.63%	1.82%	0.68%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$27.8	$24.4	$28.5	$22.2	$17.8
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.01%	1.01%
Ratio of expenses to average net assets net of fee waivers	0.93%	1.00%	(b)	1.00%	0.88%
Ratio of net investment income to average net assets	2.10%	2.59%	1.84%	0.69%	0.06%

	Class Treasurer's Trust
	Period from June 14, 2007* to May 31, 2008
Massachusetts Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000
Net investment income	0.0247
Dividends from net investment income	(0.0247)
Net asset value at end of year	$1.0000
Total Return	2.50%
Ratios/Supplemental Data
Net assets end of year (millions)	$2.7
Ratio of expenses to average net assets, before fee waivers	0.61	%(a)
Ratio of expenses to average net assets net of fee waivers	0.50	%(a)
Ratio of net investment income to average net assets	1.41	%(a)

*  Class Treasurer's Trust commenced operations on June 14, 2007

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Michigan Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0208	0.0263	0.0182	0.0069	0.0006
Dividends from net investment income	(0.0208)	(0.0263)	(0.0182)	(0.0069)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.10%	2.66%	1.84%	0.70%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$29.4	$16.5	$16.3	$16.6	$12.1
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.95%	0.99%	0.99%	1.00%	0.91%
Ratio of net investment income to average net assets	1.99%	2.63%	1.78%	0.77%	0.06%
	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
New Jersey Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0208	0.0257	0.0178	0.0068	0.0006
Dividends from net investment income	(0.0208)	(0.0257)	(0.0178)	(0.0068)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.10%	2.60%	1.80%	0.68%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$74.5	$90.6	$54.0	$45.0	$50.2
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.92%	0.99%	1.00%	0.99%	0.87%
Ratio of net investment income to average net assets	2.09%	2.62%	1.81%	0.66%	0.06%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Ohio Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0211	0.0261	0.0184	0.0071	0.0006
Dividends from net investment income	(0.0211)	(0.0261)	(0.0184)	(0.0071)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.13%	2.65%	1.86%	0.71%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$28.3	$17.4	$18.7	$19.0	$10.9
Ratio of expenses to average net assets, before fee waivers	1.05%	1.02%	1.00%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	0.95%	1.00%	1.00%	1.00%	0.92%
Ratio of net investment income to average net assets	2.04%	2.61%	1.83%	0.79%	0.06%
	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Pennsylvania Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0212	0.0263	0.0186	0.0070	0.0007
Dividends from net investment income	(0.0212)	(0.0263)	(0.0186)	(0.0070)	(0.0007)
Net asset value at end of year	$1.00	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.14%	2.67%	1.88%	0.70%	0.07%
Ratios/Supplemental Data
Net assets end of year (millions)	$92.1	$52.4	$48.9	$44.7	$46.1
Ratio of expenses to average net assets, before fee waivers	1.05%	1.02%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.99%	1.00%	0.99%	1.00%	0.93%
Ratio of net investment income to average net assets	2.04%	2.63%	1.87%	0.70%	0.07%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Virginia Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0203	0.0260	0.0181	0.0067	0.0006
Dividends from net investment income	(0.0203)	(0.0260)	(0.0181)	(0.0067)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.05%	2.64%	1.82%	0.67%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$32.8	$25.8	$20.7	$13.7	$11.0
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.93%	0.97%	0.91%	1.00%	0.90%
Ratio of net investment income to average net assets	1.97%	2.61%	1.88%	0.70%	0.06%
	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
New York Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0204	0.0258	0.0176	0.0067	0.0006
Dividends from net investment income	(0.0204)	(0.0258)	(0.0176)	(0.0067)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.06%	2.62%	1.77%	0.67%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$183.4	$278.0	$185.9	$164.4	$172.6
Ratio of expenses to average net assets, before fee waivers	1.05%	1.00%	1.00%	1.02%	1.02%
Ratio of expenses to average net assets net of fee waivers	1.01%	1.00%	1.00%	1.01%	0.89%
Ratio of net investment income to average net assets	2.08%	2.59%	1.77%	0.66%	0.06%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Treasurer's Trust
	Year Ended May 31, 2008	Period from December 7, 2006* to May 31, 2007
New York Municipal Money-Market Fund
Net asset value at beginning of period	$1.0000	$1.0000
Net investment income	0.0248	0.0147
Dividends from net investment income	(0.0248)	(0.0147)
Net asset value at end of period	$1.0000	$1.0000
Total Return	2.51%	1.48%
Ratios/Supplemental Data
Net assets end of period (millions)	$— ^	$—	^
Ratio of expenses to average net assets, before fee waivers	0.61%	0.62	%(a)
Ratio of expenses to average net assets net of fee waivers	0.57%	0.62	%(a)
Ratio of net investment income to average net assets	2.39%	3.06	%(a)

	Class R
	Years Ended May 31,		April 3, 2006* to May 31,
Arizona Municipal Money-Market Fund	2008	2007	2006
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000
Net investment income.	0.0217	0.0262	0.0039
Dividends from net investment income	(0.0217)	(0.0262)	(0.0039)
Net asset value at end of year	$1.0000	$1.0000	$1.0000
Total Return	2.19%	2.65%	0.39%
Ratios/Supplemental Data
Net assets end of year (millions)	$0.7	$0.5	$0.1
Ratio of expenses to average net assets, before fee waivers	1.04%	1.02%	1.00	%(a)
Ratio of expenses to average net assets net of fee waivers .	0.64%	0.96%	0.92	%(a)
Ratio of net investment income to average net assets	2.28%	2.59%	2.42	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Louisiana Municipal Money-Market Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0215	0.0261	0.0213	0.0065	0.0007
Dividends from net investment income	(0.0215)	(0.0261)	(0.0213)	(0.0065)	(0.0007)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.18%	2.65%	2.16%	0.66%	0.07%
Ratios/Supplemental Data
Net assets end of period (millions)	$3.6	$4.6	$0.7	$0.3	$0.2
Ratio of expenses to average net assets, before fee waivers	1.04%	1.03%	0.99%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.79%	1.00%	0.52%	1.00%	0.64%
Ratio of net investment income to average net assets	2.19%	2.62%	2.33%	0.74%	0.06%
	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Minnesota Municipal Money-Market Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0212	0.0265	0.0179	0.0066	0.0006
Dividends from net investment income	(0.0212)	(0.0265)	(0.0179)	(0.0066)	(0.0006)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.14%	2.68%	1.80%	0.66%	0.06%
Ratios/Supplemental Data
Net assets end of period (millions)	$10.1	$4.9	$3.1	$1.4	$0.6
Ratio of expenses to average net assets, before fee waivers	1.06%	1.01%	1.01%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	0.86%	0.75%	0.94%	0.99%	0.78%
Ratio of net investment income to average net assets	2.06%	2.66%	1.88%	0.78%	0.06%

*  Inception of Class operations.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

(1)  Effective September 1, 2006 Class 12 was renamed Class Institutional.

(2)  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV, and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II, III respectively.

^  Amount is less than $50,000.

NOTES TO FINANCIAL STATEMENTS (Continued)

(8)  Commitments and Contingencies:

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds' general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(9)  Recent Accounting Pronouncements:

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has analyzed the fund's tax positions taken on federal income tax returns for all open tax years for purposes of implementing FIN 48, and has concluded that as of May 31, 2008, no provision for income tax would be required in the fund's financial statements.

In September 2006, the FASB issued FASB Statement No. 157, Fair Value Measurement (Statement 157), Statement 157 defines fair value, establishes framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Statement is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

(10)  Additional Information:

As of May 5, 2008, State Street Bank and Trust Company became the Fund's custodian.

As of June 2, 2008, State Street Bank and Trust Company became the Fund's accountant.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Reserve Municipal Money-Market Trust II, Reserve New York Municipal Money Market Trust and Reserve Municipal Money-Market Trust:

We have audited the accompanying statements of net assets of Interstate Tax-Exempt Fund, California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund and the Virginia Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust II, New York Municipal Money-Market Fund of the Reserve New York Municipal Money Market Trust, and the statements of assets and liabilities, including the schedule of investments, of Michigan Municipal Money-Market Fund and Pennsylvania Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust II, Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust (collectively the Funds), as of May 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods or years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended May 31, 2005 were audited by another independent registered public accounting firm whose report dated September 26, 2005 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Interstate Tax-Exempt Fund, California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund, Virginia Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust II, New York Municipal Money-Market Fund of the Reserve New York Municipal Money Market Trust, Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust as of May 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods or years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

July 30, 2008

THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUSTS (Unaudited)

The Board of Trustees is responsible for the management and supervision of the Trusts. The Trustees approve all material agreements between the Funds and the Trusts' service providers. Biographical information relating to the Trustees and the Executive Officers of the Trusts is set forth below, including their ages, their principal occupations for at least the last five years, their positions with the Trusts and the length of time served. The Trustees and the Executive Officers of the Trusts oversee 23 portfolios in The Reserve fund complex. Except as otherwise described below, none of the Trustees or Executive Officers hold public directorships outside of The Reserve fund complex.

INTERESTED TRUSTEE

Name, Address, Age	Positions with the Fund	Term of office ** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT†*# Age: 71 The Reserve 1250 Broadway New York, NY 10001	Chairman, President, Treasurer and Trustee	Trustee since inception Chairman since 2000	President of Reserve Management Company, Inc. ("RMCI"), Chairman of Reserve Management Corporation ("RMC") and Chairman of Resrv Partners, Inc. ("Resrv") since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990. Co-founder of The Reserve Fund in 1970; officer thereof since 1970.

INDEPENDENT TRUSTEES

Name, Address, Age	Positions with the Fund	Term of office ** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
EDWIN EHLERT, JR. Age: 77 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Retired. President of Premier Resources, Inc. (meeting management firm) since 1987; Trustee of other Reserve funds.

WILLIAM E. VIKLUND Age: 68 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Retired since 1996; Trustee of other Reserve funds.

JOSEPH D. DONNELLY Age: 61 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Retired since 2002; Member of Pershing Executive Committee from 1986 to present; Trustee of other Reserve funds.

WILLIAM J. MONTGORIS Age: 61 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Retired since 1999; Director of Stage Stores, Inc. (retailing) since 2004; Director of OfficeMax Inc. (consumer goods/office supplies) 2007; Director of Carters, Inc. (consumer goods/apparel) since 2007; Trustee of other Reserve funds.

FRANK J. STALZER Age: 51 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	President of Astrex Electronics since 2006; Vice President and GM of Arrow/Zeus from 2004 to 2005; Vice President of Marketing of Arrow/Zeus from 2002 to 2004; Trustee of other Reserve funds.

RONALD J. ARTINIAN Age: 60 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Private investor since 1998; Director of First Real Estate Investment Trust of New Jersey since 1992; Director of NYMagic, Inc. (insurance) since 2008; Trustee of other Reserve funds.

SANTA ALBICOCCO Age: 57 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Board Member of the New York State Banking Board from 1998 to 2004; Department County Executive for Finance - County of Nassau, NY; Trustee of other Reserve funds.

INDEPENDENT TRUSTEES (Continued)

Name, Address, Age	Positions with the Fund	Term of office ** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
STEPHEN P. ZIENIEWICZ Age: 48 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Executive Director - University of Washington Medical Center since 2007; Chief Operating Officer - Saint Louis University Hospital from 2004 to 2007; Vice President Support Services - South Nassau Communities Hospital from 2001 to 2004; Trustee of other Reserve funds.

OFFICERS WHO ARE NOT TRUSTEES

Name, Address, Age	Positions with the Fund	Term of office ** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships
BRUCE R. BENT II†# Age: 42 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer	Senior Vice President and Assistant Treasurer since 2000, Co-Chief Executive Officer since 2005.	Senior Vice President, Secretary and Assistant Treasurer of RMCI, Senior Vice President, Secretary and Assistant Treasurer of RMC, and Secretary, Assistant Treasurer and Director of Resrv since 2000; Former Trustee of Trusts in The Reserve fund complex.

ARTHUR T. BENT III†# Age: 40 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	Assistant Secretary since 2000, Co-Chief Executive Officer and Senior Vice President since 2005.	Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI, President, Treasurer and Assistant Secretary of RMC, and Treasurer, Assistant Secretary and Director of Resrv since 2000.

PATRICK J. FARRELL Age: 48 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer	Chief Financial Officer since 2006.	Chief Financial Officer of RMCI and its affiliates since 2006; Chief Financial Officer, Treasurer and Assistant Secretary of the MainStay Funds, Eclipse Funds, and MainStay VP Funds; Principal Financial Officer – McMorgan Funds; Managing Director New York Life Investment Management from 2001 to 2005.

CHRISTINA MASSARO Age: 41 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer	Chief Compliance Officer since 2005	Chief Compliance Officer of the Funds, RMCI and Resrv since 2005; Anti-Money Laundering Compliance Officer of RMCI and Resrv since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

CATHERINE CROWLEY Age: 54 The Reserve 1250 Broadway New York, NY 10001	Secretary	Secretary since 2007.	General Counsel, RMCI since 2007; Senior Vice President, Secretary-RMC since 2007; Senior Vice President, Associate General Counsel-J.P. Morgan Chase, October 1986-April 2004.

*  Mr. Bruce Bent is an "interested person" of the Fund as defined in Section 2(a) (19) of the Investment Company Act, due to his positions with RMC, RMCI and Resrv.

**  Each Trustee shall hold office until he/she resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the Independent Trustees. Trustees need not be shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.

†  Mr. Bruce R. Bent, Mr. Bruce R. Bent II and Mr. Arthur T. Bent II also serve as officers to unregistered funds advised by the Investment Adviser.

#  Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

FEDERAL TAX INFORMATION (Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Trust's year-end as to the federal tax status of dividends paid during the year. Accordingly, all dividends for the Funds are designated exempt-interest dividends.

EXPENSE EXAMPLE (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction/redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at December 1, 2007 and held for the entire period ending May 31, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return for any of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only but will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period*
Interstate Tax-Exempt Class R
Actual	$1,000.00	$1,006.12	$5.18
Hypothetical	$1,000.00	$1,019.79	$5.21

*  Expenses are equal to the Fund's annualized expense ratio of 1.03%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Interstate Tax-Exempt Investor Class II
Actual	$1,000.00	$1,008.62	$3.98
Hypothetical	$1,000.00	$1,021.00	$4.00

*  Expenses are equal to the Fund's annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Interstate Tax- Exempt Investor Class I
Actual	$1,000.00	$1,009.13	$3.72
Hypothetical	$1,000.00	$1,021.25	$3.75

*  Expenses are equal to the Fund's annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period*
Interstate Tax-Exempt Class Treasurer's Trust
Actual	$1,000.00	$1,010.53	$3.02
Hypothetical	$1,000.00	$1,021.96	$3.04

*  Expenses are equal to the Fund's annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Interstate Tax-Exempt Liquidity Class V
Actual	$1,000.00	$1,012.03	$2.27
Hypothetical	$1,000.00	$1,022.72	$2.28

*  Expenses are equal to the Fund's annualized expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Interstate Tax-Exempt Liquidity Class III
Actual	$1,000.00	$1,014.09	$1.26
Hypothetical	$1,000.00	$1,023.73	$1.27

*  Expenses are equal to the Fund's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Interstate Tax-Exempt Liquidity Class II
Actual	$1,000.00	$1,003.35	$0.60
Hypothetical	$1,000.00	$1,024.39	$0.61

*  Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Interstate Tax-Exempt Liquidity Class I
Actual	$1,000.00	$1,015.09	$0.76
Hypothetical	$1,000.00	$1,024.24	$0.76

*  Expenses are equal to the Fund's annualized expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Interstate Tax-Exempt Class Institutional
Actual	$1,000.00	$1,015.40	$0.60
Hypothetical	$1,000.00	$1,024.39	$0.61

*  Expenses are equal to the Fund's annualized expense ratio of 0.12%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

California Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,005.62	$4.83
Hypothetical	$1,000.00	$1,020.14	$4.86

*  Expenses are equal to the Fund's annualized expense ratio of 0.96%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Connecticut Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,006.08	$4.32
Hypothetical	$1,000.00	$1,020.65	$4.35

*  Expenses are equal to the Fund's annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Florida Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,005.87	$4.93
Hypothetical	$1,000.00	$1,020.04	$4.96

*  Expenses are equal to the Fund's annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period*
Massachusetts Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,006.12	$4.68
Hypothetical	$1,000.00	$1,020.29	$4.71

*  Expenses are equal to the Fund's annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Massachusetts Municipal Money-Market Fund Class Treasurer's Trust
Actual	$1,000.00	$1,009.98	$2.52
Hypothetical	$1,000.00	$1,022.47	$2.53

*  Expenses are equal to the Fund's annualized expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Michigan Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,005.72	$4.78
Hypothetical	$1,000.00	$1,020.19	$4.81

*  Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

New Jersey Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,005.88	$4.62
Hypothetical	$1,000.00	$1,020.34	$4.66

*  Expenses are equal to the Fund's annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Ohio Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,005.87	$4.78
Hypothetical	$1,000.00	$1,020.19	$4.81

*  Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Pennsylvania Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,005.72	$4.98
Hypothetical	$1,000.00	$1,019.99	$5.01

*  Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Virginia Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,005.58	$4.67
Hypothetical	$1,000.00	$1,020.29	$4.71

*  Expenses are equal to the Fund's annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

New York Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,005.22	$5.08
Hypothetical	$1,000.00	$1,019.89	$5.11

*  Expenses are equal to the Fund's annualized expense ratio of 1.01%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

New York Municipal Money-Market Fund Class Treasurer's Trust
Actual	$1,000.00	$1,009.68	$2.87
Hypothetical	$1,000.00	$1,022.11	$2.89

*  Expenses are equal to the Fund's annualized expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

	Beginning Account Value December 1, 2007	Ending Account Value May 31, 2008	Expenses Paid During Period*
Arizona Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,007.73	$3.22
Hypothetical	$1,000.00	$1,021.76	$3.24

*  Expenses are equal to the Fund's annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Louisiana Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,006.93	$3.97
Hypothetical	$1,000.00	$1,021.00	$4.00

*  Expenses are equal to the Fund's annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Minnesota Municipal Money-Market Fund Class R
Actual	$1,000.00	$1,006.38	$4.32
Hypothetical	$1,000.00	$1,020.65	$4.35

*  Expenses are equal to the Fund's annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

AVAILABILITY OF PROXY VOTING INFORMATION

The day-to-day investment management decisions of each Fund are the responsibility of that Fund's investment adviser, RMCI. RMCI is primarily responsible for determining how to vote proxies with respect to companies in which the respective Fund invests and for the ongoing review and evaluation of its own proxy voting policies and corresponding compliance with applicable law.

RMCI's proxy voting policies and procedures, as well as information about how a particular proxy was voted, may be obtained without charge by calling 800-637-1700 to request a copy or by visiting the SEC's website at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the SEC's website or by calling the toll-free number listed above.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Item 2.                       Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officers and principal financial officer.  The registrant has not made any amendments to its code of ethics during the covered period.  The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.  A copy of the registrant’s code of ethics is filed herewith.

Item 3.                       Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  William Montgoris and Santa Albicocco are the audit committee financial experts and are considered to be independent.

Item 4.                       Principal Accountant Fees and Services.

(a) Audit Fees. The registrant paid the following amounts to KMPG, LLP, the registrant’s principal accountant, for the audit of the registrant’s annual financial statements and services normally provided in connection with statutory and regulatory filings or engagements in connection therewith for each of the last two fiscal years:

2008	2007
$34,600	$32,600

(b)  None.

(c) Tax Fees. The registrant paid the following amounts to KPMG, LLP, the registrant’s principal accountant, for tax compliance, tax advice and tax planning for each of the last two fiscal years:

2008	2007
$1,600	$2,100

(d)  None.

(e) Before KPMG, LLP, the registrant’s principal accountant, is engaged to render audit or non-audit services by the registrant, the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the registrant’s investment adviser that provides ongoing services to the registrant, the engagement is approved by the registrant’s Audit Committee. The Audit Committee has delegated the authority to pre-approve non-audit services to the Chairman of the Audit Committee, currently William Montgoris, subject to subsequent ratification by the Audit Committee.

(f) None.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2008	2007
$0	$0

(h)  Not applicable.

Item 5.                       Audit Committee of Listed Registrants.

Not applicable.

Item 6.                       Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.                       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Company and Affiliates.

Not applicable.

Item 10.                 Submission of Matters to a Vote of Security Holders.

No changes have been made to the procedures by which stockholders can nominate independent trustees.

ITEM 11. Controls and Procedures.

(a)                                                  Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) as of a date within 90 days of the filing of this report, the Co-Chief Executive Officers (the principal executive officers) and Chief Financial Officer (principal financial officer) of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported within the required time periods and is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)                                                 There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Code of ethics.

(a) (2)	Certifications of Co-Chief Executive Officers and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley
Act of 2002: Filed herewith

(b)	Certifications of Co-Chief Executive Officers and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley
Act of 2002: Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Reserve New York Municipal Money-Market Trust

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Date:	August 8, 2008

By:	/s/ Arthur T. Bent III
Name: Arthur T. Bent III
Title: Co-Chief Executive Officer

Date:	August 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce R. Bent II
Name: Bruce R. Bent II
Title: Co-Chief Executive Officer

Date:	August 8, 2008

By:	/s/ Arthur T. Bent III
Name: Arthur T. Bent III
Title: Co-Chief Executive Officer

Date:	August 8, 2008

By:	/s/ Patrick Farrell
Name: Patrick Farrell
Title: Chief Financial Officer

Date:	August 8, 2008